UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
     Investment Company Act file number: 811-06260
Quaker Investment Trust
(Exact name of registrant as specified in charter)
309 Technology Drive Malvern, PA 19355
(Address of principle executive offices) (Zip Code)
Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 220-8888
Date of fiscal year end: June 30, 2009
Date of reporting period: December 31, 2008
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2008

Tactical Allocation Funds

Quaker Biotech Pharma-Healthcare Fund

Quaker Global Tactical Allocation Fund
(formerly Quaker Global Total Return Fund)

Quaker Small-Cap Growth Tactical Allocation Fund

Quaker Strategic Growth Fund

Traditional Funds

Quaker Capital Opportunities Fund

Quaker Mid-Cap Value Fund

Quaker Small-Cap Value Fund

Quaker® Funds

Mutual fund investing involves risk. Principal loss is possible.
Investing in the Quaker Funds may involve special risks including, but not limited to, investments in smaller companies, non-diversification, short sales, foreign securities, special situation companies, debt securities and value growth investing. Please refer to the prospectus for more complete information.
This report must be preceded or accompanied by a current prospectus.
The opinions expressed are those of the sub-advisers through the end of the period for this report, are subject to change, are not a guarantee and should not be considered investment advice.
Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security.

Chairman’s Letter to the Shareholders
December 31, 2008
Dear Fellow Shareholder:
     The premise on which Quaker Funds, Inc. was founded was the desire to make available high-quality money management to the individual investor. Our commitment to this principle is still as strong today as it was the day we opened our doors.
     All Quaker Funds are managed by owner-operated advisory firms with an entrepreneurial, hands-on style.
     What you can expect from Quaker’s actively managed funds:
     — Significant investment opportunities
     — Rapid response to changing market conditions
     — Institutional-quality money management and shareholder services
     — A strong focus on price stability aiming for preservation of capital.
     Thank you for your trust of and investment in the Quaker Funds. Our management team continually strives to provide our shareholders with exceptional institutional quality, entrepreneurial sub-advisers who constantly seek superior returns.
Sincerely,
Jeffry H. King, Sr.
Chairman & CEO

Performance Update
Quaker Biotech Pharma-Healthcare Fund (QBPAX, QBPBX, CBPCX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests in stocks of companies that have attractive growth prospects resulting from leading edge product research and development that are engaged in the development, production or distribution of biotechnology, healthcare and pharmaceutical products and services.
Average Annualized Total Return

							Commencement
							of operations
			One Year		Five Year		through 12/31/08
			with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge

Class A	2.49%	10/14/2002	(18.25)%	(13.49)%	0.24%	1.37%	4.44%	5.39%
Class B	3.24%	09/23/2002	(18.61)%	(14.32)%	0.30%	0.60%	4.56%	4.56%
Class C	3.24%	11/20/2002	(15.09)%	(14.23)%	0.60%	0.60%	4.66%	4.66%
NASDAQ Biotech Index*			(12.63)%	(12.63)%	0.15%	0.15%	8.45%	8.45%

*	The benchmark since inception returns are calculated since commencement of September 23, 2002 through December 31, 2008.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The NASDAQ Biotechnology® Index is a widely recognized, unmanaged index. It contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease which also meet other eligibility criteria. The NASDAQ Biotechnology® Index is calculated under a modified capitalization-weighted methodology.
SUB-ADVISER:
Sectoral Asset Management, Inc.
TOTAL NET ASSETS
AS OF DECEMBER 31, 2008:
$4,436,771
Top Ten Holdings** (% of net assets)

Genzyme Corp.	6.43%
Amgen, Inc.	5.24%
Novo Nordisk A/S	4.93%
Sequenom, Inc.	4.84%
Celgene Corp.	4.51%
Genentech, Inc.	4.49%
Wyeth	4.40%
Alexion Pharmaceuticals, Inc.	4.32%
Schering-Plough Corp.	4.15%
Biogen Idec, Inc.	4.08%

% Fund Total	47.39%

**	Excludes Short-Term Investments
2 | 2008 SEMI - ANNUAL REPORT

Quaker Global Tactical Allocation Fund (QTRAX, QTRCX, QTRIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund’s investment objective is non-fundamental, which means that it may be changed by the Board of Trustees without shareholder approval. The Fund typically invests at least 40% of its total assets in common stocks and ADRs of foreign companies the Fund’s sub-adviser believes have experienced above-average long-term growth in earnings and show a high probability for superior future growth.
Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/08
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.99%	05/01/2008	n/a	n/a	n/a	n/a	n/a	n/a	(50.01)%	(47.10)%
Class C	2.74%	05/01/2008	n/a	n/a	n/a	n/a	n/a	n/a	(47.93)%	(47.40)%
Institutional Class	1.74%	07/23/2008	n/a	n/a	n/a	n/a	n/a	n/a	(40.00)%	(40.00)%
MSCI World Index*			n/a	n/a	n/a	n/a	n/a	n/a	(39.30)%	(39.30)%

*	The benchmark since inception returns are calculated since commencement of May 1, 2008 through December 31, 2008.

     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%. Class C shares have maximum deferred sales charges of 1.00%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Morgan Stanley Capital International World Index measures developed-market equity performance throughout the world.
SUB-ADVISER:
DG Capital Management, Inc.
TOTAL NET ASSETS
AS OF DECEMBER 31, 2008:
$33,456,679
Top Ten Holdings** (% of net assets)

Philip Morris International, Inc.	4.06%
Biogen Idec, Inc.	3.67%
Celgene Corp.	3.57%
Genzyme Corp.	3.55%
Novartis AG ADR	3.44%
Total SA	3.40%
Bayer AG	3.03%
Potash Corp. of Saskatchewan	3.00%
Syngenta AG	2.97%
Southwestern Energy Co.	2.94%

% Fund Total	33.63%

**	Excludes Short-Term Investments
2008 SEMI - ANNUAL REPORT | 3

Performance Update
Quaker Small-Cap Growth Tactical Allocation Fund (QGASX, QGCSX, QGISX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. The Fund’s investment objective is non-fundamental, which means that it may be changed by the Board of Trustees without shareholder approval. The Fund invests at least 80% of its total assets in common stocks. Exchange-Traded Funds (“ETFs”), ADRs and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index.

Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/08
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.74%	09/30/2008	n/a	n/a	n/a	n/a	n/a	n/a	(10.89)%	(5.70)%
Class C	2.49%	09/30/2008	n/a	n/a	n/a	n/a	n/a	n/a	(5.80)%	(5.80)%
Institutional Class	1.49%	09/30/2008	n/a	n/a	n/a	n/a	n/a	n/a	(5.70)%	(5.70)%
Russell 2000® Growth Index*			n/a	n/a	n/a	n/a	n/a	n/a	(27.45)%	(27.45)%

*	The benchmark since inception returns are calculated since commencement of September 30, 2008 through December 31, 2008.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Funds have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
SUB-ADVISER:
Bjurman, Barry & Associates
TOTAL NET ASSETS
AS OF DECEMBER 31, 2008:
$4,542,827
Top Ten Holdings** (% of net assets)

Japan Smaller Capitalization Fund, Inc.	2.51%
Shanda Interactive Entertainment, Ltd.	2.14%
CNA Surety Corp.	1.94%
Vascular Solutions, Inc.	1.79%
Chattem, Inc.	1.73%
Questcor Pharmaceuticals, Inc.	1.72%
Endo Pharmaceuticals Holdings, Inc.	1.65%
Ezcorp, Inc.	1.64%
California Water Service Group	1.64%
Michael Baker Corp.	1.62%

% Fund Total	18.38%

**	Excludes Short-Term Investments
4 | 2008 SEMI - ANNUAL REPORT

Quaker Strategic Growth Fund (QUAGX, QAGBX, QAGCX, QAGIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/08
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.80%	11/25/1996	(48.96)%	(45.99)%	(0.92)%	0.21%	8.03%	8.64%	10.92%	11.44%
Class B	2.55%	08/01/2000	(48.67)%	(46.39)%	(0.77)%	(0.53)%	n/a	n/a	(0.80)%	(0.80)%
Class C	2.55%	07/11/2000	(46.82)%	(46.37)%	(0.53)%	(0.53)%	n/a	n/a	(0.81)%	(0.81)%
Institutional Class	1.55%	07/20/2000	(45.82)%	(45.82)%	0.48%	0.48%	n/a	n/a	0.02%	0.02%
S&P 500® Total Return Index*			(37.00)%	(37.00)%	(2.19)%	(2.19)%	(1.38)%	(1.38)%	3.19%	3.19%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2008.

     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
SUB-ADVISER:
DG Capital Management, Inc.
TOTAL NET ASSETS
AS OF DECEMBER 31, 2008:
$668,255,792
Top Ten Holdings** (% of net assets)

Novartis AG ADR	4.29%
Philip Morris International, Inc.	4.20%
Abbott Laboratories	3.94%
Biogen Idec, Inc.	3.89%
Baxter International, Inc.	3.88%
Celgene Corp.	3.70%
Hess Corp.	3.69%
Roche Holding Ltd. ADR	3.68%
Genzyme Corp.	3.67%
Total SA ADR	3.51%

% Fund Total	38.45%

**	Excludes Short-Term Investments
2008 SEMI - ANNUAL REPORT | 5

Performance Update
Quaker Capital Opportunities Fund (QUKTX, QCOBX, QCOCX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be viewed as incidental to the Fund’s investment objective. The Fund invests primarily in a limited number of securities which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

							Commencement
							of operations
			One Year		Five Year		through 12/31/08
			with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge

Class A	1.60%	01/31/2002	(34.30)%	(30.48)%	(0.32)%	0.82%	0.75%	1.58%
Class B	2.35%	05/02/2002	(34.40)%	(30.95)%	(0.20)%	0.05%	1.02%	1.02%
Class C	2.35%	05/02/2002	(31.64)%	(30.95)%	0.08%	0.08%	1.02%	1.02%
S&P 500® Total Return Index*			(37.00)%	(37.00)%	(2.19)%	(2.19)%	(1.34)%	(1.34)%

*	The benchmark since inception returns are calculated since commencement of January 31, 2002 through December 31, 2008.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
SUB-ADVISER:
Knott Capital Management
TOTAL NET ASSETS
AS OF DECEMBER 31, 2008:
$10,930,414
Top Ten Holdings** (% of net assets)

Genentech, Inc.	6.45%
General Dynamics Corp.	4.74%
CVS Caremark Corp.	4.60%
Oracle Corp.	4.46%
Colgate-Palmolive Co.	4.39%
Diageo PLC ADR	4.15%
Total SA ADR	4.05%
PepsiCo, Inc.	4.01%
Microsoft Corp.	4.00%
AT&T, Inc.	3.91%

% Fund Total	44.76%

**	Excludes Short-Term Investments
6 | 2008 SEMI - ANNUAL REPORT

Quaker Mid-Cap Value Fund (QMCVX, QMCBX, QMCCX, QMVIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell MidCap® Value Index.
Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/08
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.64%	12/31/1997	(45.68)%	(42.52)%	(4.99)%	(3.91)%	1.56%	2.13%	2.11%	2.64%
Class B	2.39%	01/05/2001	(45.83)%	(42.98)%	(4.92)%	(4.63)%	n/a	n/a	2.08%	2.08%
Class C	2.39%	07/31/2000	(43.54)%	(42.97)%	(4.63)%	(4.63)%	n/a	n/a	2.28%	2.28%
Institutional Class	1.39%	11/21/2000	(42.40)%	(42.40)%	(3.66)%	(3.66)%	n/a	n/a	3.45%	3.45%
Russell Midcap Value® Index*			(38.44)%	(38.44)%	0.33%	0.33%	4.44%	4.44%	4.50%	4.50%

*	The benchmark since inception returns are calculated since commencement of December 31, 1997 through December 31, 2008.

     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

SUB-ADVISER:

Kennedy Capital Management, Inc.

TOTAL NET ASSETS AS OF DECEMBER 31, 2008: $11,785,259
Top Ten Holdings** (% of net assets)

ConAgra Foods, Inc.	4.10%
Cephalon, Inc.	3.70%
DPL, Inc.	3.06%
UMB Financial Corp.	3.02%
Centerpoint Energy, Inc.	2.89%
Forest Laboratories, Inc.	2.86%
Aon Corp.	2.75%
Alliant Techsystems, Inc.	2.58%
Pitney Bowes	2.55%
Xcel Energy, Inc.	2.50%

% Fund Total	30.01%

**	Excludes Short-Term Investments
2008 SEMI - ANNUAL REPORT | 7

Performance Update
Quaker Small-Cap Value Fund (QUSVX, QSVBX, QSVCX, QSVIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.
Average Annualized Total Return

									Commencement
									of operations
			One Year		Five Year		Ten Year		through 12/31/08
			with	without	with	without	with	without	with	without
	Expense	Inception	sales	sales	sales	sales	sales	sales	sales	sales
	Ratio	Date	charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.78%	11/25/1996	(35.60)%	(31.85)%	(1.39)%	(0.27)%	4.50%	5.09%	7.12%	7.63%
Class B	2.53%	11/14/2000	(35.67)%	(32.29)%	(1.23)%	(1.01)%	n/a	n/a	4.03%	4.03%
Class C	2.53%	07/28/2000	(32.95)%	(32.27)%	(1.00)%	(1.00)%	n/a	n/a	5.01%	5.01%
Institutional Class	1.53%	09/12/2000	(31.60)%	(31.60)%	(0.01)%	(0.01)%	n/a	n/a	4.72%	4.72%
Russell 2000® Index*			(33.79)%	(33.79)%	(0.93)%	(0.93)%	3.02%	3.02%	4.26%	4.26%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2008.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell 2000® Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.
SUB-ADVISER:
Aronson+Johnson+Ortiz, LP
TOTAL NET ASSETS
AS OF DECEMBER 31, 2008:
$79,829,465
Top Ten Holdings** (% of net assets)

Platinum Underwriters Holdings Ltd.	1.13%
AMERIGROUP Corp.	1.08%
Credicorp Ltd.	1.01%
Hanover Insurance Group, Inc.	1.00%
NTELOS Holdings Corp.	0.96%
Endo Pharmaceuticals Holdings, Inc.	0.96%
First Cash Financial Services, Inc.	0.91%
RenaissanceRe Holdings Ltd.	0.90%
RLI Corp.	0.89%
Safety Insurance Group, Inc.	0.89%

% Fund Total	9.73%

**	Excludes Short-Term Investments
8 | 2008 SEMI - ANNUAL REPORT

Expense Information
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2008 through December 31, 2008.
Actual Expenses
     The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
     The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 7/01/08	Ratio For the Period	Value 12/31/08	During the Period*

Quaker Biotech Pharma-Healthcare Fund
Actual return based on actual return of:
Class A	(14.16)%	$1,000.00	3.31%	$858.40	$15.50
Class B	(14.64)%	1,000.00	4.22%	853.60	19.72
Class C	(14.62)%	1,000.00	4.31%	853.80	20.14

Hypothetical return based on assumed 5% return
Class A		1,000.00	3.31%	1,008.52	16.76
Class B		1,000.00	4.22%	1,003.93	21.32
Class C		1,000.00	4.31%	1,003.48	21.76

Quaker Global Tactical Allocation Fund
Actual return based on actual return of:
Class A	(48.09)%	1,000.00	2.09%	519.10	8.00
Class C	(48.28)%	1,000.00	2.86%	517.20	10.94
Institutional Class**	(40.00)%	1,000.00	1.84%	600.00	6.45

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.09%	1,014.67	10.61
Class C		1,000.00	2.86%	1,010.79	14.50
Institutional Class		1,000.00	1.84%	1,013.85	8.12

2008 SEMI - ANNUAL REPORT | 9

Expense Information

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 7/01/08	Ratio For the Period	Value 12/31/08	During the Period*

Quaker Small-Cap Growth Tactical Allocation Fund***
Actual return based on actual return of:
Class A	(5.70)%	$1,000.00	4.16%	$943.00	$10.19
Class C	(5.80)%	1,000.00	4.85%	942.00	11.87
Institutional Class	(5.70)%	1,000.00	4.16%	943.00	10.19

Hypothetical return based on assumed 5% return
Class A		1,000.00	4.16%	1,002.12	10.50
Class C		1,000.00	4.85%	1,000.38	12.23
Institutional Class		1,000.00	4.16%	1,002.12	10.50

Quaker Strategic Growth Fund
Actual return based on actual return of:
Class A	(49.16)%	1,000.00	1.82%	508.40	6.92
Class B	(49.35)%	1,000.00	2.42%	506.50	9.19
Class C	(49.33)%	1,000.00	2.57%	506.70	9.76
Institutional Class	(49.07)%	1,000.00	1.55%	509.30	5.90

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.82%	1,016.03	9.25
Class B		1,000.00	2.42%	1,013.01	12.28
Class C		1,000.00	2.57%	1,012.25	13.03
Institutional Class		1,000.00	1.55%	1,017.39	7.88

Quaker Capital Opportunities Fund
Actual return based on actual return of:
Class A	(22.35)%	1,000.00	1.86%	776.50	8.33
Class B	(22.65)%	1,000.00	2.54%	773.50	11.35
Class C	(22.56)%	1,000.00	2.60%	774.40	11.63

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.86%	1,015.83	9.45
Class B		1,000.00	2.54%	1,012.40	12.88
Class C		1,000.00	2.60%	1,012.10	13.19

Quaker Mid-Cap Value Fund
Actual return based on actual return of:
Class A	(37.66)%	1,000.00	1.94%	623.40	7.94
Class B	(37.98)%	1,000.00	2.68%	620.20	10.94
Class C	(37.91)%	1,000.00	2.69%	620.90	10.99
Institutional Class	(37.59)%	1,000.00	1.69%	624.10	6.92

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.94%	1,015.43	9.86
Class B		1,000.00	2.68%	1,011.70	13.59
Class C		1,000.00	2.69%	1,011.64	13.64
Institutional Class		1,000.00	1.69%	1,016.69	8.59

10 | 2008 SEMI - ANNUAL REPORT

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 7/01/08	Ratio For the Period	Value 12/31/08	During the Period*

Quaker Small-Cap Value Fund
Actual return based on actual return of:
Class A	(28.76)%	$1,000.00	1.66%	$712.40	$7.16
Class B	(28.98)%	1,000.00	2.39%	710.20	10.30
Class C	(28.99)%	1,000.00	2.40%	710.10	10.34
Institutional Class	(28.64)%	1,000.00	1.41%	713.60	6.09

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.66%	1,016.84	8.44
Class B		1,000.00	2.39%	1,013.16	12.13
Class C		1,000.00	2.40%	1,013.11	12.18
Institutional Class		1,000.00	1.41%	1,018.10	7.17

*
Expenses are equal to the Funds’ annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

**
Expenses for Institutional Class of the Global Tactical Allocation Fund are equal to the fund’s annualized expense ratios since inception on 7/23/08 (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days since inception (162) divided by 365 to reflect the period since inception.

***
Expenses for the Small-Cap Growth Tactical Allocation Fund are equal to the fund’s annualized expense ratios since inception on 9/30/08 (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days since inception (93) divided by 365 to reflect the period since inception.

2008 SEMI — ANNUAL REPORT | 11

Schedule of Investments and Securities Sold Short
Quaker Biotech Pharma-Healthcare Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Domestic Common Stocks — 74.52%

Healthcare — 74.52%
Biotechnology — 57.28%
Alexion Pharmaceuticals, Inc. (a)	5,300	$191,807
Amgen, Inc. (a)	4,023	232,328
Biogen Idec, Inc. (a)	3,800	180,994
Celgene Corp. (a)	3,623	200,279
Genentech, Inc. (a)	2,400	198,984
Genzyme Corp. (a)	4,300	285,392
Illumina, Inc. (a)	4,713	122,774
InterMune, Inc. (a)	7,423	78,535
Momenta Pharmaceuticals, Inc. (a)	3,841	44,556
Myriad Genetics, Inc. (a)	2,200	145,772
Onyx Pharmaceuticals, Inc. (a)	5,000	170,800
Progenics Pharmaceuticals, Inc. (a)	16,742	172,610
Savient Pharmaceuticals, Inc. (a)	12,295	71,188
Sequenom, Inc. (a)	10,825	214,768
United Therapeutics Corp. (a)	1,400	87,570
Vertex Pharmaceuticals, Inc. (a)	4,700	142,786

		2,541,143
Healthcare-Products — 4.31%
DexCom, Inc. (a)	12,172	33,595
Luminex Corp. (a)	2,973	63,503
Varian Medical Systems, Inc. (a)	2,686	94,117

		191,215
Pharmaceuticals — 12.93%
Akorn, Inc. (a)	25,703	59,117
Auxilium Pharmaceuticals, Inc. (a)	2,224	63,251
Cardiome Pharma Corp. (a)	15,930	72,482
Schering-Plough Corp.	10,800	183,924
Wyeth (a)	5,200	195,051

		573,825
Total Healthcare (Cost: $3,966,937)		3,306,183
Total Domestic Common Stocks (Cost $3,966,937)		3,306,183

Foreign Common Stocks — 9.46%

Denmark — 4.93%
Pharmaceuticals — 4.93%
Novo Nordisk A/S	4,298	218,598
Total Denmark (Cost: $267,262)		218,598
Israel — 1.09%
Healthcare-Products — 1.09%
Given Imaging Ltd. (a)	5,861	48,529
Total Israel (Cost: $97,262)		48,529

	Par Value/
	Number	Fair
	of Shares	Value
Foreign Common Stocks (Continued)

Switzerland — 3.44%
Biotechnology — 3.44%
Basilea Pharmaceutica (a)	1,094	$152,611
Total Switzerland (Cost: $177,059)		152,611
Total Foreign Common Stocks (Cost $541,583)		419,738

Short-Term Investment — 7.84%
Time Deposit — 7.84%
Bank of America 0.06%, 01/02/2009	$348,004	348,004
Total Short-Term Investment (Cost $348,004)		348,004
Total Investments (Cost $4,856,524) — 91.82%		4,073,925
Other Assets in Excess of Liabilities, Net — 8.18%		362,846
Total Net Assets — 100.00%		4,436,771

	Number of
Schedule of Securities Sold Short	Shares
Common Stocks — 8.73%

Actelion Ltd. (a)	2,699	$150,197
Johnson & Johnson	2,300	137,609
Sanofi-Aventis S.A. ADR	3,100	99,696
Total Common Stocks (Proceeds: $386,464)		387,502
Total Securities Sold Short (Proceeds: $386,464)		$387,502

ADR American Depositary Receipt

(a) Non-income producing security.
12 | 2008 SEMI - ANNUAL REPORT

Schedule of Investments and Securities Sold Short
Quaker Global Tactical Allocation Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Common Stocks — 84.49%

Australia — 1.96%
BHP Billiton Ltd. ADR	15,300	$656,370
Total Australia (Cost $623,763)		656,370
Canada — 4.39%
Canadian Natural Resources Ltd. (a)	11,630	464,967
Potash Corp. of Saskatchewan	13,730	1,005,311

		1,470,278
Total Canada (Cost $1,582,902)		1,470,278
Denmark — 2.24%
Novo Nordisk ADR	14,600	750,294
Total Denmark (Cost $737,581)		750,294
France — 3.40%
Total S.A. ADR(a)	20,600	1,139,180
Total France (Cost $1,069,882)		1,139,180
Germany — 3.03%
Bayer AG ADR	17,600	1,012,600
Total Germany (Cost $916,608)		1,012,600
Israel — 1.91%
Teva Pharmaceutical Industries Ltd. ADR(a)	15,000	638,550
Total Israel (Cost $585,210)		638,550
Switzerland — 10.30%
Nestle S.A. ADR	12,200	476,836
Novartis AG ADR(a)	23,100	1,149,456
Roche Holding AG ADR	10,830	826,737
Syngenta AG ADR(a)	25,400	994,156

		3,447,185
Total Switzerland (Cost $3,366,532)		3,447,185
United Kingdom — 4.99%
BP PLC ADR	12,900	602,946
Diageo PLC ADR	7,400	419,876
Willis Group Holdings Ltd.	26,000	646,880

		1,669,702
Total United Kingdom (Cost $1,652,886)		1,669,702
United States — 52.27%
Abbott Laboratories	17,500	933,975
Archer-Daniels-Midland Co.	30,800	887,964
Biogen Idec, Inc. (b)	25,800	1,228,854
Celgene Corp. (b)	21,600	1,194,048
Charles Schwab Corp. (a)	31,200	504,504
Cliffs Natural Resources, Inc.	18,700	478,907
Colgate-Palmolive Co.	11,700	801,918
Corn Products International, Inc. (a)	13,953	402,544
Costco Wholesale Corp.	8,900	467,250
DIRECTV Group, Inc. (b)	32,600	746,866
FedEx Corp.	6,600	423,390
Fidelity National Financial, Inc.	22,500	399,375
Genzyme Corp. (b)	17,900	1,188,023
Gilead Sciences, Inc. (b)	15,600	797,784
JM Smucker Co.	8,400	364,224
Monsanto Co.	13,840	973,644
Philip Morris International, Inc.	31,200	1,357,513
SLM Corp. (a)(b)	75,400	671,060
Southwestern Energy Co. (b)	33,922	982,720
The Gap, Inc.	34,600	463,294
Thermo Fisher Scientific, Inc. (a)(b)	16,800	572,376
Wells Fargo & Co.	21,100	622,028
Weyerhaeuser Co. (a)	7,670	234,779
XTO Energy, Inc.	22,300	786,521

		17,483,561
Total United States (Cost $17,660,306)		17,483,561
Total Common Stocks (Cost $28,195,670)		28,267,720

Exchange-Traded Fund — 2.72%
SPDR Russell/Nomura Small Capital Japan ETF	24,800	910,160
Total Exchange-Traded Fund (Cost $840,787)		910,160

Real Estate Investment Trusts — 0.98%
Annaly Capital Management, Inc.(a)	20,600	326,922
Total Real Estate Investment Trusts (Cost $309,899)		326,922

Short-Term Investments — 24.76%
Investment Trust — 12.71%
Liquid Assets Portfolio, a series of the Brown Brothers
Investment Trust, 1.67%(c)(d)	4,255,596	4,255,596
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 13

Schedule of Investments and Securities Sold Short
Quaker Global Tactical Allocation Fund
December 31, 2008

	Par Value/
	Number	Fair
	of Shares	Value

Short-Term Investments (Continued)

Time Deposit — 12.05%
Wells Fargo 0.06%, 01/02/2009	$4,029,874	$4,029,874
Total Short-Term Investments (Cost $8,285,470)		8,285,470
Total Investments (Cost $37,631,826) —112.95%		37,790,272
Liabilities in Excess of Other Assets, Net (12.95)%		(4,333,593)
Total Net Assets — 100.00%		33,456,679

Schedule of Securities Sold Short
Common Stocks — 0.25%
BB&T Corp. (a)	3,000	$82,380
Total Common Stocks (Proceeds: $78,743)		82,380

Exchange-Traded Fund — 1.54%
SPDR Trust Series I	5,700	514,881
Total Exchange-Traded Fund (Proceeds: $501,811)		514,881
Total Securities Sold Short (Proceeds: $580,554)		$597,261
ADR American Depositary Receipt

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.

	Number	Fair
	of Contracts	Value

Call Options Written — 0.23%
Charles Schwab Corp. Expiration: January, 2009
Exercise Price: $20.00	53	$530
Total SA Expiration: February, 2009
Exercise Price: $65.00	61	6,100
Biogen Idec, Inc. Expiration: January, 2009
Exercise Price: $55.00	23	230
Southwestern Energy Co. Expiration: January, 2009
Exercise Price: $37.50	18	234
XTO Energy. Inc. Expiration: February, 2009
Exercise Price: $45.00	67	4,020
Genzyme Corp. Expiration: January, 2009
Exercise Price: $72.50	13	390
Costco Wholesale Corp. Expiration: January, 2009
Exercise Price: $57.50	26	520
Charles Schwab Corp. Expiration: March, 2009
Exercise Price: $20.00	52	2,860
Southwestern Energy Co. Expiration: January, 2009
Exercise Price: $32.50	26	2,210
DIRECTV Group Expiration: March, 2009
Exercise Price: $30.00	11	385
Southwestern Energy Co. Expiration: March, 2009
Exercise Price: $40.00	7	798
Celgene Corp. Expiration: February, 2009
Exercise Price: $65.00	25	2,200
The Gap, Inc. Expiration: February, 2009
Exercise Price: $15.00	63	2,835
Costco Wholesale Corp. Expiration: February, 2009
Exercise Price: $57.50	18	1,800
Cliff’s Natural Resources Expiration: February, 2009
Exercise Price: $30.00	80	15,200
Wells Fargo & Co. Expiration: February, 2009
Exercise Price: $32.00	133	27,265
Southwestern Energy Co. Expiration: February, 2009
Exercise Price: $35.00	77	10,780

Total Options Written (Premiums Received $101,511)		$78,357

14 | 2008 SEMI - ANNUAL REPORT

Schedule of Investments
Quaker Small-Cap Growth Tactical Allocation Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Domestic Common Stocks — 71.30%

Basic Materials — 2.27%
Chemicals — 2.27%
Aceto Corp.	6,500	$65,065
ICO, Inc. (a)	12,000	37,920

		102,985
Total Basic Materials (Cost: $95,329)		102,985
Communications — 8.05%
Internet — 2.55%
S1 Corp. (a)	6,500	51,285
TeleCommunication Systems, Inc. (a)	7,500	64,425

		115,710
Telecommunications — 5.50%
3Com Corp. (a)	32,000	72,960
Anaren, Inc. (a)	4,100	48,995
Comtech Telecommunications Corp. (a)	1,300	59,566
EMS Technologies, Inc. (a)	1,300	33,631
USA Mobility, Inc. (a)	3,000	34,710

		249,862
Total Communications (Cost: $335,151)		365,572
Consumer, Cyclical — 8.11%
Airlines — 1.60%
Allegiant Travel Co. (a)	1,500	72,855
Apparel — 1.62%
Steven Madden Ltd. (a)	2,000	42,640
True Religion Apparel, Inc. (a)	2,500	31,100

		73,740
Entertainment — 0.20%
Electronic Game Card, Inc. (a)	25,000	9,250
Retail — 4.69%
Ezcorp, Inc. (a)	4,900	74,529
JOS A Bank Clothiers, Inc. (a)	1,300	33,995
PetMed Express, Inc. (a)	3,600	63,468
World Fuel Services Corp.	1,100	40,700

		212,692
Total Consumer, Cyclical (Cost: $340,366)		368,537
Consumer, Non-cyclical — 11.63%
Beverages — 1.34%
PepsiAmericas, Inc.	3,000	61,080
Commercial Services — 8.56%
Bankrate, Inc. (a)	1,900	72,200
Corinthian Colleges, Inc. (a)	4,400	72,028
Emergency Medical Services Corp. (a)	2,000	73,220
Monro Muffler, Inc.	2,700	68,850
Quanta Services, Inc. (a)	3,000	59,400
Strayer Education, Inc.	200	42,882

		388,580
Domestic Common Stocks (Continued)
Cosmetics & Toiletries — 1.73%
Chattem, Inc. (a)	1,100	78,683
Total Consumer, Non-cyclical (Cost: $476,700)		528,343
Energy — 1.60%
Oil & Gas Services — 1.60%
Oil States International, Inc. (a)	3,900	72,891
Total Energy (Cost: $69,969)		72,891
Financial — 4.53%
Diversified Financial Services — 2.59%
Greenhill & Co., Inc.	700	48,839
Stifel Financial Corp. (a)	1,500	68,775

		117,614
Insurance — 1.94%
CNA Surety Corp. (a)	4,600	88,320
Total Financial (Cost: $179,200)		205,934
Healthcare — 17.95%
Healthcare-Products — 4.66%
CryoLife, Inc. (a)	6,600	64,086
ICU Medical, Inc. (a)	2,000	66,280
Vascular Solutions, Inc. (a)	9,000	81,180

		211,546
Healthcare-Services — 5.83%
Almost Family, Inc. (a)	1,300	58,474
AMERIGROUP Corp. (a)	1,900	56,088
Genoptix, Inc. (a)	1,500	51,120
Healthspring, Inc. (a)	2,800	55,916
LHC Group, Inc. (a)	1,200	43,200

		264,798
Pharmaceuticals — 7.46%
Endo Pharmaceuticals Holdings, Inc. (a)	2,900	75,052
Neogen Corp. (a)	2,500	62,450
Omnicare, Inc.	2,300	63,848
Osiris Therapeutics, Inc. (a)	3,100	59,396
Questcor Pharmaceuticals, Inc. (a)	8,400	78,204

		338,950
Total Healthcare (Cost: $749,257)		815,294
Industrial — 13.42%
Aerospace & Defense — 4.14%
Aerovironment, Inc. (a)	2,000	73,620
Cubic Corp.	2,400	65,280
Teledyne Technologies, Inc. (a)	1,100	49,005

		187,905

The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 15

Schedule of Investments
Quaker Small-Cap Growth Tactical Allocation Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Domestic Common Stocks (Continued)

Electrical Components & Equipment — 0.93%
Greatbatch, Inc. (a)	1,600	$42,336
Electronics — 0.60%
Cogent, Inc. (a)	2,000	27,140
Engineering & Construction — 6.30%
Aecom Technology Corp. (a)	2,200	67,606
Granite Construction, Inc.	1,500	65,895
Michael Baker Corp. (a)	2,000	73,820
Stanley, Inc. (a)	600	21,732
URS Corp. (a)	1,400	57,078

		286,131
Metal Fabricate & Hardware — 1.45%
CIRCOR International, Inc.	2,400	66,000
Total Industrial (Cost: $548,353)		609,512
Technology — 2.10%
Software — 2.10%
Mantech International Corp. (a)	1,200	65,028
Quality Systems, Inc.	700	30,534

		95,562
Total Technology (Cost: $82,374)		95,562
Utilities — 1.64%
Water —1.64%
California Water Service Group	1,600	74,288
Total Utilities (Cost: $64,636)		74,288
Total Domestic Common Stocks (Cost $2,941,335)		3,238,918

Foreign Common Stocks — 9.90%

Canada — 1.30%
Commercial Services — 1.30%
Stantec, Inc. (a)	2,400	59,280
Total Canada (Cost: $59,121)		59,280
Cayman Islands — 1.14%
Food —1.14%
Fresh Del Monte Produce, Inc. (a)	2,300	51,566
Total Cayman Islands (Cost: $53,675)		51,566
China — 7.46%
Food —1.43%
Zhongpin, Inc. (a)	5,400	64,800

	Par Value/
	Number	Fair
	of Shares	Value

Foreign Common Stocks (Continued)
Internet — 3.51%
AsiaInfo Holdings, Inc. (a)	5,300	$62,752
Shanda Interactive Entertainment Ltd. ADR(a)	3,000	97,080

		159,832
Pharmaceuticals — 1.62%
China Sky One Medical, Inc. (a)	4,600	73,554
Software — 0.90%
Longtop Financial Technologies Ltd. ADR(a)	2,700	40,824
Total China (Cost: $310,929)		339,010
Total Foreign Common Stocks (Cost $423,725)		449,856
Closed End Mutual Funds — 2.51%
Japan Smaller Capitalization Fund, Inc.	15,700	113,982
Total Closed End Mutual Funds (Cost $104,866)		113,982
Short-Term Investment — 16.15%
Time Deposit — 16.15%
BBH Grand Cayman .05%, 01/02/2009	$733,838	733,838
Total Short-Term Investment (Cost $733,838)		733,838
Total Investments (Cost $4,203,764) — 99.86%		4,536,594
Other Assets in Excess of Liabilities, Net — 0.14%		6,233
Total Net Assets — 100.00%		$4,542,827

ADR	American Depositary Receipt

(a)	Non-income producing security.
16 | 2008 SEMI - ANNUAL REPORT

Schedule of Investments and Securities Sold Short
Quaker Strategic Growth Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Common Stocks — 90.20%

Basic Materials — 8.38%
Chemicals — 6.17%
Monsanto Co.	288,220	$20,276,277
Potash Corp. of Saskatchewan (a)	286,200	20,955,564

		41,231,841
Forest Products & Paper — 0.73%
Weyerhaeuser Co. (a)	158,820	4,861,480
Iron & Steel Production — 1.48%
Cliffs Natural Resources, Inc.	386,400	9,895,704
Total Basic Materials (Cost: $66,556,631)		55,989,025
Communications — 2.31%
Media — 2.31%
DIRECTV Group, Inc. (b)	672,600	15,409,266
Total Communications (Cost: $14,463,769)		15,409,266
Consumer, Cyclical — 3.76%
Retail — 3.76%
Costco Wholesale Corp.	188,300	9,885,750
CVS Caremark Corp.	189,800	5,454,852
The Gap, Inc.	729,153	9,763,359

		25,103,961
Total Consumer, Cyclical (Cost: $26,208,816)		25,103,961
Consumer, Non-cyclical — 11.82%
Agriculture — 6.94%
Archer-Daniels-Midland Co. (a)	635,800	18,330,114
Philip Morris International, Inc.	645,000	28,063,950

		46,394,064
Cosmetics/Personal Care — 2.47%
Colgate-Palmolive Co.	241,000	16,518,140
Food — 2.41%
Corn Products International, Inc. (a)	291,400	8,406,890
JM Smucker Co.	176,900	7,670,384

		16,077,274
Total Consumer, Non-cyclical (Cost: $78,832,717)		78,989,478
Energy — 17.58%
Oil & Gas — 17.58%
Anadarko Petroleum Corp. (b)	601,400	23,183,970
Canadian Natural Resources Ltd. (a)	239,840	9,588,803
Hess Corp. (a)	459,230	24,633,097
Southwestern Energy Co. (b)	705,000	20,423,850
Total S.A. ADR(a)	424,305	23,464,067
XTO Energy, Inc.	460,290	16,234,428

		117,528,215
Total Energy (Cost: $117,196,064)		117,528,215
Common Stocks (Continued)
Financial — 8.86%
Banks — 1.96%
Wells Fargo & Co. (a)	444,100	13,092,068
Diversified Financial Services — 3.64%
Charles Schwab Corp. (a)	644,500	10,421,565
SLM Corp. (a)(b)	1,557,231	13,859,356

		24,280,921
Insurance — 3.26%
Fidelity National Financial, Inc.	468,800	8,321,200
Willis Group Holdings Ltd.	542,200	13,489,936

		21,811,136
Total Financial (Cost: $59,803,879)		59,184,125
Healthcare — 29.50%
Biotechnology — 13.72%
Biogen Idec, Inc. (b)	546,200	26,015,507
Celgene Corp. (b)	447,300	24,726,744
Genzyme Corp. (b)	369,500	24,523,715
Gilead Sciences, Inc. (a)(b)	322,300	16,482,422

		91,748,388
Healthcare-Products — 3.88%
Baxter International, Inc.	483,800	25,926,842
Pharmaceuticals — 11.90%
Abbott Laboratories (a)	492,900	26,306,073
Novartis AG ADR(a)	575,600	28,641,856
Roche Holding AG ADR(a)	322,400	24,611,274

		79,559,203
Total Healthcare (Cost: $198,807,635)		197,234,433
Industrial — 5.34%
Aerospace/Defense — 2.08%
Raytheon Co.	270,600	13,811,424
Electronics — 1.94%
Thermo Fisher Scientific, Inc. (a)(b)	381,400	12,994,298
Transportation — 1.32%
FedEx Corp. (a)	137,900	8,846,285
Total Industrial (Cost: $38,833,148)		35,652,007
Technology — 2.65%
Software — 2.65%
Adobe Systems, Inc. (b)	312,200	6,646,738
Microsoft Corp.	569,900	11,078,856

		17,725,594
Total Technology (Cost: $18,206,492)		17,725,594
Total Common Stocks (Cost $618,909,151)		602,816,104
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 17

Schedule of Investments and Securities Sold Short
Quaker Strategic Growth Fund
December 31, 2008

	Par Value/
	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Real Estate Investment
Trusts — 1.01%
Annaly Capital Management, Inc.(a)	424,404	$6,735,291

Total Real Estate Investment Trusts (Cost $6,346,762)		6,735,291

Warrants — 0.00%
Waste Management Services, Inc.
Warrants Expiration:(b)(c) April, 2009	50,000	0

Total Warrants (Cost $0)		0

Short-Term Investments — 19.54%
Investment Trust — 15.62%
Liquid Assets Portfolio, a series of the Brown Brothers
Investment Trust, 1.67%(d)(e)	104,349,950	104,349,950

Time Deposit — 3.92%
Citibank 0.06%, 01/02/2009	$26,212,020	26,212,020

Total Short-Term Investments (Cost $130,561,970)		130,561,970

Total Investments (Cost $755,817,883) — 110.75%		740,113,365

Liabilities in Excess of Other Assets, Net (10.75)%		(71,857,573)

Total Net Assets — 100.00%		$668,255,792

	Number
Schedule of Securities Sold Short	of Shares

Common Stocks — 0.26%
BB&T Corp.	62,200	1,708,012

Total Common Stocks (Proceeds: $1,634,327)		1,708,012

Exchange-Traded Fund — 1.59%
SPDR Trust Series I	118,300	10,686,039

Total Exchange-Traded Fund (Proceeds: $10,415,409)		10,686,039

Total Securities Sold Short (Proceeds: $12,049,736)		$12,394,051

ADR	American Depositary Receipt

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.

	Number	Fair
	of Contracts	Value

Call Options Written — 0.35%

Charles Schwab Co. Expiration: January, 2009
Exercise Price: $20.00	1,098	$10,980
Total SA Expiration: February, 2007
Exercise Price: $65.00	1,264	126,400
Hess Corp. Expiration: January, 2009
Exercise Price: $60.00	169	16,900
Biogen Idec, Inc. Expiration: January, 2009
Exercise Price: 55.00	496	4,960
Southwestern Energy Co. Expiration: January, 2009
Exercise Price: $37.50	332	4,316
XTO Energy, Inc. Expiration: February, 2009
Exercise Price: $45.00	1,372	82,320
Raytheon Co. Expiration: February, 2009
Exercise Price: $57.50	789	31,560
Hess Corp. Expiration: February, 2009
Exercise Price: $70.00	1,243	149,160
The Gap, Inc. Expiration: January, 2009
Exercise Price: $15.00	778	9,336
Genzyme Corp. Expiration: January, 2009
Exercise Price: $72.50	275	8,250
Costco Wholesale Corp. Expiration: January, 2009
Exercise Price: $57.50	551	11,020
Charles Schwab Co. Expiration: March, 2009
Exercise Price: $20.00	1,098	60,390
Anadarko Petroleum Corp. Expiration: February, 2009
Exercise Price: $50.00	1,225	55,125
Southwestern Energy Co. Expiration: January, 2009
Exercise Price: $32.50	551	46,835
DIRECTV Group Expiration: March, 2009
Exercise Price: $30.00	237	8,295
Southwestern Energy Co. Expiration: March, 2009
Exercise Price: $40.00	148	16,872
Celgene Corp. Expiration: February, 2009
Exercise Price: $65.00	515	45,320
The Gap, Inc. Expiration: February, 2009
Exercise Price: $15.00	1,318	59,310
Costco Wholesale Corp. Expiration: February, 2009
Exercise Price: $57.50	384	38,400
Cliffs Natural Resources, Inc. Expiration: February, 2009
Exercise Price: $30.00	1,650	313,500
Wells Fargo & Co. Expiration: February, 2009
Exercise Price: $32.00	2,749	563,545
Southwestern Energy Co. Expiration: February, 2009
Exercise Price: $35.00	1,593	223,020
Adobe Systems, Inc. Expiration: February, 2009
Exercise Price: $22.50	1,411	169,320
Anadarko Petroleum Corp. Expiration: February, 2009
Exercise Price: $45.00	960	139,200
Microsoft Corp. Expiration: February, 2009
Exercise Price: $21.00	1,775	142,000

Total Options Written (Premiums Received $2,994,312)		$2,336,334

18 | 2008 SEMI - ANNUAL REPORT

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Common Stocks — 96.89%

Basic Materials — 6.15%
Chemicals — 6.15%
Air Products & Chemicals, Inc.	7,500	$377,025
Monsanto Co.	4,200	295,470

		672,495

Total Basic Materials (Cost: $838,110)		672,495

Communications — 5.88%
Advertising — 1.97%
Omnicom Group, Inc.	8,000	215,360

Telecommunications — 3.91%
AT&T, Inc.	15,000	427,500

Total Communications (Cost: $874,428)		642,860

Consumer, Cyclical — 4.60%
Retail — 4.60%
CVS Caremark Corp.	17,500	502,950

Total Consumer, Cyclical (Cost: $503,063)		502,950

Consumer, Non-cyclical — 12.55%
Beverages — 8.16%
Diageo PLC ADR	8,000	453,920
PepsiCo, Inc.	8,000	438,160

		892,080

Cosmetics & Personal Care — 4.39%
Colgate-Palmolive Co.	7,000	479,780

Total Consumer, Non-cyclical (Cost: $1,386,889)		1,371,860

Energy — 16.57%
Oil & Gas — 16.57%
ConocoPhillips	7,500	388,500
Devon Energy Corp.	6,500	427,115
Exxon Mobil Corp.	4,500	359,235
Total S.A. ADR	8,000	442,400
XTO Energy, Inc.	5,500	193,985

		1,811,235

Total Energy (Cost: $2,368,479)		1,811,235

Financial — 3.15%
Insurance — 3.15%
Aflac, Inc.	7,500	343,800

Total Financial (Cost: $382,022)		343,800

Healthcare — 13.62%
Biotechnology — 9.73%
Genentech, Inc. (a)	8,500	704,735
Gilead Sciences, Inc. (a)	7,000	357,980

		1,062,715

	Par Value/
	Number	Fair
	of Shares	Value

Common Stocks (Continued)
Pharmaceuticals — 3.89%
Teva Pharmaceutical Industries Ltd. ADR	10,000	$425,700

Total Healthcare (Cost: $1,356,835)		1,488,415

Industrial — 15.03%
Aerospace & Defense — 8.12%
General Dynamics Corp.	9,000	518,310
L-3 Communications Holdings, Inc.	5,000	368,900

		887,210

Electronics — 3.74%
Thermo Fisher Scientific, Inc. (a)	12,000	408,840

Miscellaneous Manufacturing — 3.17%
Textron, Inc.	25,000	346,750

Total Industrial (Cost: $2,381,114)		1,642,800

Technology — 19.34%
Computers — 14.88%
Automatic Data Processing, Inc.	10,000	393,400
Hewlett-Packard Co.	11,500	417,335
International Business Machines Corp.	4,500	378,720
Microsoft Corp.	22,500	437,400

		1,626,855

Software — 4.46%
Oracle Corp. (a)	27,500	487,575

Total Technology (Cost: $2,474,656)		2,114,430

Total Common Stocks (Cost $12,565,596)		10,590,845

Short-Term Investment — 5.95%
Time Deposit — 5.95%
Citibank 0.06%, 01/02/2009	$650,124	650,124

Total Short-Term Investment (Cost $650,124)		650,124

Total Investments (Cost $13,215,720) - 102.84%		11,240,969

Liabilities in Excess of Other Assets, Net (2.84)%		(310,555)

Total Net Assets — 100.00%		$10,930,414

ADR American Depositary Receipt
(a) Non-income producing security.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 19

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2008

	Number	Fair
	of Contracts	Value

Call Options Written — 4.73%
Devon Energy Corp. Expiration: January, 2009
Exercise Price: $80.00	25	$375
ConocoPhillips Expiration: February, 2009
Exercise Price: $55.00	60	14,700
Devon Energy Corp. Expiration: April, 2009
Exercise Price: $85.00	25	6,625
Colgate-Palmolive Co. Expiration: February, 2009
Exercise Price: $65.00	60	31,200
Automatic Data Processing, Inc. Expiration: January, 2009
Exercise Price: $42.50	90	1,530
Air Products & Chemicals, Inc. Expiration: January, 2009
Exercise Price: $50.00	40	8,200
CVS/Caremark Corp. Expiration: January, 2009
Exercise Price: $32.50	60	600
Air Products & Chemicals, Inc. Expiration:January, 2009
Exercise Price: $45.00	23	14,260
AT&T, Inc. Expiration: January, 2009
Exercise Price: $27.50	30	4,050
AT&T, Inc. Expiration: January, 2009
Exercise Price: $30.00	100	1,800
PepsiCo., Inc. Expiration: April, 2009
Exercise Price: $60.00	65	10,270
Aflac, Inc. Expiration: January, 2009
Exercise Price: $45.00	25	6,025
Total SA Expiration: February, 2009
Exercise Price: $65.00	35	3,500
Thermo Fisher Scientific, Inc. Expiration: June, 2009
Exercise Price: $40.00	50	8,000
XTO Energy, Inc. Expiration: May, 2009
Exercise Price: $40.00	55	22,000
Thermo Fisher Scientific, Inc. Expiration: March, 2009
Exercise Price: $35.00	50	11,500
Textron, Inc. Expiration: January, 2009
Exercise Price: $25.00	220	17,600
Teva Pharmaceutical Industries Ltd. Expiration: June, 2009
Exercise Price: $47.50	85	12,750
Oracle Corp. Expiration: March, 2009
Exercise Price: $20.00	200	12,000
Omnicom Group, Inc. Expiration: April, 2009
Exercise Price: $30.00	20	3,680
Omnicom Group, Inc. Expiration: April, 2009
Exercise Price: $35.00	50	3,100
Aflac, Inc. Expiration: January, 2009
Exercise Price: $40.00	50	31,500
Total SA Expiration: May, 2009
Exercise Price: $65.00	35	11,900
Monsanto Co. Expiration: April, 2009
Exercise Price: $80.00	20	10,200
Microsoft Corp. Expiration: March, 2009
Exercise Price: $23.00	175	12,950
International Business Machines Corp. Expiration: January, 2009
Exercise Price: $95.00	20	280
L-3 Communications Holdings, Inc. Expiration: April, 2009
Exercise Price: $75.00	40	22,000
International Business Machines Corp. Expiration: April, 2009
Exercise Price: $90.00	20	8,800
Hewlett-Packard Co. Expiration: February, 2009
Exercise Price: $40.00	100	9,100
General Dynamics Corp. Expiration: February, 2009
Exercise Price: $55.00	70	31,500
Genentech, Inc. Expiration: March, 2009
Exercise Price: $85.00	70	38,150
Exxon Mobil Co. Expiration: April, 2009
Exercise Price: $80.00	45	30,375
Diageo PLC Expiration: April, 2009
Exercise Price: $60.00	70	19,250
CVS/Caremark Corp. Expiration: February, 2009
Exercise Price: $35.00	60	1,560
Automatic Data Processing Inc. Expiration: February, 2009
Exercise Price: $40.00	10	1,800
CVS/Caremark Corp. Expiration: January, 2009
Exercise Price: $30.00	55	26,785
Colgate-Palmolive Co. Expiration: May, 2009
Exercise Price: $70.00	10	4,700
Diageo PLC Expiration: July, 2009
Exercise Price: $60.00	10	4,100
Oracle Corp. Expiration: June, 2009
Exercise Price: $19.00	75	12,375
PepsiCo, Inc. Expiration: July, 2009
Exercise Price: $57.50	15	5,400
Textron, Inc. Expiration: January, 2009
Exercise Price: $22.50	30	2,700
Gilead Sciences, Inc. Expiration: May, 2009
Exercise Price: $50.00	35	22,750
Gilead Sciences, Inc. Expiration: May, 2009
Exercise Price: $55.00	35	14,525

Total Options Written (Premiums Received $700,110)		$516,465

20	| 2008 SEMI - ANNUAL REPORT

Schedule of Investments

Quaker Mid-Cap Value Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Common Stocks — 98.01%

Basic Materials — 8.31%
Chemicals — 5.87%
Albemarle Corp.	5,620	$125,326
CF Industries Holdings, Inc.	4,635	227,857
FMC Corp.	3,265	146,043
Sigma-Aldrich Corp.	4,575	193,248

		692,474

Mining — 2.44%
Yamana Gold, Inc.	37,205	287,223

Total Basic Materials (Cost: $1,057,685)		979,697

Communications — 2.55%
Advertising — 1.24%
Omnicom Group, Inc.	5,450	146,714

Media — 1.31%
Scripps Networks Interactive, Inc.	6,965	153,230

Total Communications (Cost: $386,676)		299,944

Consumer, Cyclical — 5.94%
Apparel — 1.04%
VF Corp.	2,230	122,137

Retail — 4.90%
American Eagle Outfitters, Inc.	16,585	155,236
JC Penney Co., Inc.	9,225	181,732
Tiffany & Co.	5,760	136,109
TJX Cos, Inc.	5,095	104,804

		577,881

Total Consumer, Cyclical (Cost: $791,117)		700,018

Consumer, Non-cyclical — 10.13%
Food — 8.19%
Campbell Soup Co.	7,645	229,426
ConAgra Foods, Inc.	29,295	483,368
Safeway, Inc.	6,125	145,591
SYSCO Corp.	4,675	107,245

		965,630

Household Products — 1.94%
Church & Dwight Co., Inc. (a)	4,065	228,128

Total Consumer, Non-cyclical (Cost: $1,326,806)		1,193,758

Energy — 4.92%
Oil & Gas — 4.92%
Denbury Resources, Inc. (b)	20,100	219,492
Helmerich & Payne, Inc.	8,315	189,166
Newfield Exploration Co. (a)(b)	8,685	171,529

		580,187

Total Energy (Cost: $671,686)		580,187

Financial — 22.66%
Banks — 5.14%
Comerica, Inc.	12,570	249,515
UMB Financial Corp. (a)	7,250	356,265

		605,780

Diversified Financial Services — 5.23%
Ameriprise Financial, Inc.	9,985	233,250
Discover Financial Services	20,525	195,603
Invesco Ltd.	12,960	187,142

		615,995

Insurance — 12.29%
AON Corp.	7,105	324,555
Everest Re Group Ltd. (a)	2,800	213,192
Reinsurance Group of America, Inc.	3,925	168,069
The Hanover Insurance Group, Inc.	5,335	229,245
Unum Group	13,040	242,544
White Mountains Insurance Group Ltd.	1,015	271,117

		1,448,722

Total Financial (Cost: $2,965,447)		2,670,497

Healthcare — 10.74%
Healthcare-Services — 2.49%
Laboratory Corp. of America Holdings (b)	4,550	293,066

Pharmaceuticals — 8.25%
Cephalon, Inc. (a)(b)	5,660	436,046
Forest Laboratories, Inc. (b)	13,215	336,586
King Pharmaceuticals, Inc. (a)(b)	18,865	200,346

		972,978

Total Healthcare (Cost: $1,233,268)		1,266,044

Industrial — 9.81%
Aerospace & Defense — 4.25%
Alliant Techsystems, Inc. (b)	3,545	304,019
Rockwell Collins, Inc.	5,015	196,036

		500,055

The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 21

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Electronics — 2.08%
Waters Corp. (b)	6,695	$245,372
Packaging & Containers — 3.48%
Ball Corp.	4,955	206,079
Owens-Illinois, Inc.	7,485	204,565

		410,644
Total Industrial (Cost: $1,149,742)		1,156,071
Technology — 8.57%
Office/Business Equipment — 2.55%
Pitney Bowes, Inc.	11,775	300,027
Semiconductors — 2.60%
Broadcom Corp. (b)	6,875	116,669
Micron Technology, Inc. (a)(b)	71,690	189,261

		305,930
Software — 3.42%
Check Point Software Technologies (b)	6,620	125,714
Intuit, Inc. (b)	11,710	278,581

		404,295
Total Technology (Cost: $1,066,664)		1,010,252
Utilities — 14.38%
Electric — 11.49%
DPL, Inc.	15,795	360,758
MDU Resources Group, Inc.	7,020	151,492
Pepco Holdings, Inc.	10,270	182,395
PG&E Corp.	4,730	183,098
SCANA Corp.	5,115	182,094
Xcel Energy, Inc.	15,855	294,110

		1,353,947
Gas — 2.89%
Centerpoint Energy, Inc.	26,960	340,235
Total Utilities (Cost: $1,758,086)		1,694,182
Total Common Stocks (Cost $12,407,177)		11,550,650

Real Estate Investment Trusts — 5.41%
Health Care REIT, Inc.	6,835	288,437
Host Hotels & Resorts, Inc.(a)	18,090	136,941
SL Green Realty Corp.	8,200	212,380

		637,758
Total Real Estate Investment Trusts (Cost $870,866)		637,758
Short-Term Investment — 24.73%
Investment Trust — 24.73%
Liquid Assets Portfolio, a series of the Brown Brothers Investment Trust, 1.67%(c)(d)	2,914,375	$2,914,375
Total Short-Term Investment (Cost $2,914,375)		2,914,375
Total Investments (Cost $16,192,418) — 128.15%		15,102,783
Liabilities in Excess of Other Assets, Net (28.15)%		(3,317,524)

Total Net Assets — 100.00%		$11,785,259

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
22 | 2008 SEMI - ANNUAL REPORT

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Common Stocks — 97.25%

Basic Materials — 3.39%
Chemicals — 2.98%
Chemtura Corp.	27,100	$37,940
Ferro Corp.	53,600	377,880
Lubrizol Corp.	18,600	676,854
Minerals Technologies, Inc.	13,000	531,700
OM Group, Inc. (a)	19,900	420,089
Schulman A, Inc.	19,600	333,200

		2,377,663
Iron & Steel Production — 0.41%
Reliance Steel & Aluminum Co.	16,300	325,022
Total Basic Materials (Cost: $4,287,069)		2,702,685
Communications — 6.99%
Internet — 4.00%
Earthlink, Inc. (a)(b)	87,700	592,852
F5 Networks, Inc. (a)	14,100	322,326
j2 Global Communications, Inc. (a)	30,900	619,236
LoopNet, Inc. (a)	37,800	257,796
NetFlix, Inc. (a)(b)	23,300	696,437
S1 Corp. (a)	38,100	300,609
Valueclick, Inc. (a)	58,900	402,876

		3,192,132
Telecommunications — 2.99%
InterDigital, Inc. (a)	23,700	651,750
NeuStar, Inc. (a)	36,000	688,680
NTELOS Holdings Corp.	31,200	769,392
USA Mobility, Inc. (a)	23,700	274,209

		2,384,031
Total Communications (Cost: $6,914,301)		5,576,163
Consumer, Cyclical — 17.78%
Airlines — 1.05%
Republic Airways Holdings, Inc. (a)	40,300	430,001
Skywest, Inc.	22,000	409,200

		839,201
Apparel — 2.23%
Gymboree Corp. (a)	6,200	161,758
Steven Madden Ltd. (a)	31,300	667,316
Timberland Co. (a)	53,800	621,390
True Religion Apparel, Inc. (a)	26,600	330,904

		1,781,368
Auto Parts & Equipment — 0.91%
ATC Technology Corp. (a)	33,700	493,031
WABCO Holdings, Inc.	14,700	232,113

		725,144
Distribution & Wholesale — 2.85%
Houston Wire & Cable Co. (b)	28,800	268,128
Ingram Micro, Inc. (a)	25,000	334,750
Owens & Minor, Inc. (b)	16,600	624,990
United Stationers, Inc. (a)	18,700	626,263
WESCO International, Inc. (a)	21,800	419,214

		2,273,345
Home Furnishings — 0.76%
Harman International Industries, Inc.	36,400	608,972
Leisure Time — 0.36%
Polaris Industries, Inc. (b)	10,000	286,500
Retail — 9.07%
Aeropostale, Inc. (a)	26,000	418,600
Big Lots, Inc. (a)(b)	20,400	295,596
BJ’s Wholesale Club, Inc. (a)(b)	8,400	287,784
Cash America International, Inc. (a)	17,400	475,890
Cato Corp.	19,800	298,980
CEC Entertainment, Inc. (a)	21,800	528,650
CKE Restaurants, Inc.	60,700	526,876
Ezcorp, Inc. (a)	33,700	512,577
First Cash Financial Services, Inc. (a)	37,900	722,374
Genesco, Inc. (a)	20,200	341,784
HOT Topic, Inc. (a)	45,900	425,493
Liz Claiborne, Inc.	46,000	119,600
Panera Bread Co. (a)(b)	12,100	632,104
PF Chang’s China Bistro, Inc. (a)(b)	29,200	611,448
The Pantry, Inc. (a)	25,800	553,410
World Fuel Services Corp.	13,400	495,800

		7,246,966
Toys & Hobbies — 0.55%
Hasbro, Inc.	15,100	440,467
Total Consumer, Cyclical (Cost: $18,091,098)		14,201,963
Consumer, Non-cyclical — 9.35%
Commercial Services — 7.81%
AerCap Holdings NV (a)	27,500	82,775
Alliance Data Systems Corp. (a)(b)	7,400	344,322
AMN Healthcare Services, Inc. (a)	40,500	342,630
Arbitron, Inc.	17,800	236,384
Chemed Corp.	10,100	401,677
Corporate Executive Board Co.	20,900	461,054
Deluxe Corp.	30,700	459,272
Dollar Financial Corp. (a)	31,900	328,570
Emergency Medical Services Corp. (a)	9,900	362,439
H&E Equipment Services, Inc. (a)	12,400	95,604
Hewitt Associates, Inc. (a)	23,900	678,282
Kenexa Corp. (a)	85,600	683,088
MAXIMUS, Inc.	16,600	582,826
Resources Connection, Inc. (a)	22,200	363,636
Steiner Leisure Ltd. (a)	20,700	611,064
TNS, Inc. (a)	21,000	197,190

		6,230,813
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 23

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2008

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Food — 1.27%
Diamond Foods, Inc. (b)	20,700	$417,105
Nash Finch Co. (b)	13,300	597,037

		1,014,142
Household Products — 0.27%
Helen of Troy Ltd. (a)	12,600	218,736
Total Consumer, Non-cyclical (Cost: $9,695,207)		7,463,691
Energy — 3.17%
Coal — 0.61%
Alpha Natural Resources, Inc. (a)	14,600	236,374
Walter Industries, Inc. (b)	14,400	252,144

		488,518
Oil & Gas — 2.10%
Energy Partners Ltd. (a)	66,900	90,315
Patterson-UTI Energy, Inc.	47,200	543,272
Rosetta Resources, Inc. (a)	34,300	242,844
SEACOR Holdings, Inc. (a)	7,600	506,540
Vaalco Energy, Inc. (a)	38,600	287,184

		1,670,155
Oil & Gas Services — 0.12%
Superior Energy Services, Inc. (a)(b)	6,100	97,173
Pipelines — 0.34%
Oneok, Inc.	9,300	270,816
Total Energy (Cost: $5,474,525)		2,526,662
Financial — 19.41%
Banks — 4.62%
Banco Latinoamericano de Exportaciones S.A.	41,900	601,684
Credicorp Ltd.	16,200	809,352
First Bancorp (b)	50,000	557,000
First Midwest Bancorp, Inc.	24,700	493,259
Oriental Financial Group, Inc.	42,000	254,100
Sterling Financial Corp. (b)	36,100	317,680
SVB Financial Group (a)(b)	8,900	233,447
Umpqua Holdings Corp. (b)	29,100	421,077

		3,687,599
Diversified Financial Services — 3.15%
Interactive Brokers Group, Inc. (a)	28,500	509,865
Knight Capital Group, Inc. (a)	30,900	499,035
optionsXpress Holdings, Inc.	48,000	641,280
SWS Group, Inc.	32,400	613,980
TradeStation Group, Inc.	39,400	254,130

		2,518,290
Insurance — 10.16%
American Physicians Capital, Inc.	8,500	408,850
Amerisafe, Inc. (a)	21,900	449,607
Endurance Specialty Holdings Ltd.	11,900	363,307
FPIC Insurance Group, Inc. (a)	8,700	380,886
Horace Mann Educators Corp.	61,000	560,590
Infinity Property & Casualty Corp.	15,100	705,623
Platinum Underwriters Holdings Ltd.	25,100	905,608
RenaissanceRe Holdings Ltd.	14,000	721,840
RLI Corp.	11,600	709,456
Safety Insurance Group, Inc.	18,600	707,916
StanCorp Financial Group, Inc.	16,800	701,736
The Hanover Insurance Group, Inc.	18,600	799,242
WR Berkley Corp.	22,700	703,700

		8,118,361
Savings & Loans — 1.48%
NewAlliance Bancshares, Inc. (b)	38,300	504,411
Provident Financial Services, Inc.	44,200	676,260
		1,180,671
Total Financial (Cost: $17,397,488)		15,504,921
Healthcare — 12.42%
Biotechnology — 2.23%
Alexion Pharmaceuticals, Inc. (a)	14,000	506,660
Cubist Pharmaceuticals, Inc. (a)(b)	21,300	514,608
Enzon Pharmaceuticals, Inc. (a)(b)	78,200	455,906
Myriad Genetics, Inc. (a)	4,600	304,796

		1,781,970
Healthcare-Products — 3.06%
Advanced Medical Optics, Inc. (a)	44,100	291,501
Conmed Corp. (a)	25,200	603,288
Invacare Corp. (b)	25,000	388,000
Patterson Cos, Inc. (a)	13,400	251,250
Somanetics Corp. (a)	17,300	285,623
STERIS Corp.	26,100	623,529

		2,443,191
Healthcare-Services — 2.38%
AMERIGROUP Corp. (a)(b)	29,100	859,032
LHC Group, Inc. (a)	9,600	345,600
Lincare Holdings, Inc. (a)	25,800	694,794

		1,899,426
Pharmaceuticals — 4.75%
Alkermes, Inc. (a)	32,800	349,320
Biovail Corp.	58,100	549,045
Endo Pharmaceuticals Holdings, Inc. (a)(b)	29,500	763,460
Herbalife Ltd.	20,000	433,600
24 | 2008 SEMI - ANNUAL REPORT

	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Pharmaceuticals (Continued)
King Pharmaceuticals, Inc. (a)(b)	32,400	$344,088
NBTY, Inc. (a)	15,500	242,575
Omnicare, Inc. (b)	23,800	660,688
Warner Chilcott Ltd. (a)	30,700	445,150

		3,787,926
Total Healthcare (Cost: $11,861,507)		9,912,513
Industrial — 12.32%
Aerospace & Defense — 1.14%
Ducommun, Inc.	16,600	277,220
Triumph Group, Inc.	14,900	632,654

		909,874
Building Materials — 1.93%
AAON, Inc.	18,000	375,840
Gibraltar Industries, Inc. (b)	19,300	230,442
Lennox International, Inc.	17,700	571,533
NCI Building Systems, Inc. (a)(b)	22,500	366,750

		1,544,565
Electrical Components & Equipment — 0.67%
Insteel Industries, Inc. (b)	47,200	532,888
Electronics — 2.13%
Coherent, Inc. (a)	23,700	508,602
CTS Corp.	11,500	63,365
Methode Electronics, Inc.	39,400	265,556
Multi-Fineline Electronix, Inc. (a)	11,300	132,097
Rogers Corp. (a)	16,700	463,759
Varian, Inc. (a)	8,000	268,080

		1,701,459
Engineering & Construction — 0.53%
Granite Construction, Inc.	9,600	421,728
Machinery-Diversified — 0.27%
Gardner Denver, Inc. (a)	9,400	219,396
Metal Fabricate & Hardware — 1.19%
Northwest Pipe Co. (a)	10,300	438,883
Worthington Industries, Inc. (b)	46,400	511,328

		950,211
Miscellaneous Manufacturing — 1.89%
AO Smith Corp.	13,700	404,424
Carlisle Cos, Inc.	13,600	281,520
EnPro Industries, Inc. (a)(b)	19,700	424,338
Tredegar Corp.	21,800	396,324

		1,506,606
Transportation — 2.57%
American Commercial Lines, Inc. (a)(b)	71,900	352,310
Diana Shipping, Inc. (b)	42,800	546,128
Overseas Shipholding Group, Inc.	16,800	707,448
Tsakos Energy Navigation Ltd.	24,100	441,512

		2,047,398
Total Industrial (Cost: $12,960,110)		9,834,125
Technology — 7.42%
Computers — 1.66%
Insight Enterprises, Inc. (a)	46,300	319,470
Integral Systems, Inc. (a)	22,500	271,125
SYKES Enterprises, Inc. (a)	22,100	422,552
Synaptics, Inc. (a)	18,800	311,328

		1,324,475
Semiconductors — 3.60%
Applied Micro Circuits Corp. (a)	68,900	270,777
Cirrus Logic, Inc. (a)	71,000	190,280
Micrel, Inc.	23,900	174,709
QLogic Corp. (a)	45,700	614,208
Silicon Image, Inc. (a)	116,700	490,140
Silicon Laboratories, Inc. (a)(b)	24,700	612,066
Supertex, Inc. (a)	22,000	528,220

		2,880,400
Software — 2.16%
Acxiom Corp.	65,600	532,016
Compuware Corp. (a)	48,400	326,700
Fair Isaac Corp. (b)	17,700	298,422
Sybase, Inc. (a)(b)	22,800	564,756

		1,721,894
Total Technology (Cost: $8,791,592)		5,926,769
Utilities — 5.00%
Electric — 3.58%
Alliant Energy Corp.	22,900	668,222
El Paso Electric Co. (a)	32,300	584,307
Idacorp, Inc.	10,400	306,280
MDU Resources Group, Inc.	13,000	280,540
NorthWestern Corp.	8,800	206,536
NV Energy, Inc.	24,400	241,316
OGE Energy Corp.	6,800	175,304
Pike Electric Corp. (a)	32,000	393,600

		2,856,105
Gas — 0.80%
Centerpoint Energy, Inc.	27,600	348,312
Energen Corp.	9,800	287,434

		635,746
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 25

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2008

	Par Value/
	Number	Fair
	of Shares	Value

Common Stocks (Continued)

Water — 0.62%
California Water Service Group	10,700	$496,801

Total Utilities (Cost: $4,515,899)		3,988,652

Total Common Stocks (Cost $99,988,796)		77,638,144

Short-Term Investments — 17.47%
Investment Trust — 15.23%
Liquid Assets Portfolio, a series of the Brown Brothers Investment Trust, 1.67%(c)(d)	12,157,698	12,157,698
Time Deposit — 2.24%
Citibank 0.06%, 01/02/2009	$1,785,162	1,785,162

Total Short-Term Investments (Cost $13,942,860)		13,942,860

Total Investments (Cost $113,931,656) — 114.72%		91,581,004

Liabilities in Excess of Other Assets, Net (14.72)%		(11,751,539)

Total Net Assets — 100.00%		$79,829,465

(a)	Non-income producing security.

(b)	All or a portion of the security out on loan.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
26 | 2008 SEMI - ANNUAL REPORT

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Statements of Assets and Liabilities
December 31, 2008 (Unaudited)

	Total Return Funds
	Quaker Biotech	Quaker Global	Quaker Small-Cap	Quaker Strategic
	Pharma-Healthcare	Tactical Allocation	Growth Tactical Allocation	Growth Fund

ASSETS:
Investments, at value	$4,073,925	$37,790,272	$4,536,594	$740,113,365
Cash	—	166,400	—	4,545,967
Foreign currency deposits with brokers for securities sold short	135,347	—	—	—
Deposits with brokers for securities sold short	712,582	1,766,805	—	42,861,825
Receivables:
Dividends and interest	61	53,191	1,291	1,088,151
Capital shares sold	—	447,517	180,100	11,879,583
Investment securities sold	—	394,011	38,998	8,296,667
Commission recapture	—	1,274	—	41,900
Security lending income	43	3,568	—	76,677
Prepaid expenses and other assets	5,222	82,303	44,148	127,304

Total assets	4,927,180	40,705,341	4,801,131	809,031,439

LIABILITIES:
Call options written, at value	—	78,357	—	2,336,334
Securities sold short, at value	387,502	597,261	—	12,394,051
Payables:
Cash Overdraft	291	—	—	—
Due to advisor (note 3)	4,869	32,778	2,771	714,604
Capital shares redeemed	57,575	489,254	1,200	3,858,384
Upon return of securities loaned	—	4,255,596	—	104,349,950
Investment securities purchased	—	1,767,833	249,851	16,508,505
Dividends on securites sold short	—	—	—	—
Distributions fees	2,315	13,314	1,930	193,442
Trustee expenses	636	1,191	487	64,740
Accrued expenses	37,221	13,078	2,065	355,637

Total liabilities	490,409	7,248,662	258,304	140,775,647

NET ASSETS	$4,436,771	$33,456,679	$4,542,827	$668,255,792

NET ASSETS CONSIST OF:
Paid-in capital	$6,277,511	$55,392,400	$4,325,940	$1,238,542,729
Accumulated net realized loss on investments	(966,584)	(21,989,405)	(97,831)	(553,049,585)
Accumulated net investment gain (loss)	(101,733)	(111,209)	(18,111)	(1,846,497)
Net unrealized appreciation (depreciation) on investments	(772,423)	164,893	332,829	(15,390,855)

Total Net Assets	$4,436,771	$33,456,679	$4,542,827	$668,255,792

Total Investments, at Cost	4,856,524	37,631,826	4,203,764	755,817,883

Foreign Currency, at Cost	124,133	—	—	—

Proceeds from Securities Sold Short	386,464	580,554	—	12,049,736
Class A shares:
Net Assets	$2,238,950	$21,295,090	$1,111,116	$523,087,660

Shares of Beneficial interest outstanding(1)	225,350	4,023,622	117,775	42,036,582

Net Asset Value per share and redemption(2) price per share	$9.94	$5.29	$9.43	$12.44

Offering price per share (100 ÷ 94.50 x net asset value per share)	$10.51	$5.60	$9.98	$13.17

Class B shares:
Net Assets	$203,689	$—	$—	$390,703

Shares of Beneficial interest outstanding(1)	21,682	—	—	33,925

Net Asset Value per share and redemption(2) price per share	$9.39	$—	$—	$11.52

Class C shares:
Net Assets	$1,994,132	$11,962,239	$2,904,297	$101,855,557

Shares of Beneficial interest outstanding(1)	212,089	2,272,949	308,295	8,888,335

Net Asset Value per share and redemption(2) price per share	$9.40	$5.26	$9.42	$11.46

Institutional Class shares:
Net Assets	$—	$199,350	$527,414	$42,921,872

Shares of Beneficial interest outstanding(1)	—	33,237	55,927	3,364,674

Net Asset Value per share and redemption(2) price per share	$—	$6.00	$9.43	$12.76

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.

(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
28 | 2008 SEMI - ANNUAL REPORT

Traditional Funds
Quaker Capital	Quaker Mid-Cap	Quaker Small-Cap
Opportunites Fund	Value Fund	Value Fund

$11,240,969	$15,102,783	$91,581,004
—	—	—
—	—	—
—	—	—
17,402	25,547	73,291
96,774	14,649	655,213
90,549	131,011	—
—	—	—
12	2,198	16,227
24,812	24,832	30,677

11,470,518	15,301,020	92,356,412

516,465	—	—
—	—	—
—	22,570	6,470
7,687	9,498	71,061
6,790	102,522	255,361
—	2,914,375	12,157,698
—	447,205	—
—	—	—
4,693	4,346	6,632
971	1,510	4,100
3,498	13,735	25,625

540,104	3,515,761	12,526,947

$10,930,414	$11,785,259	$79,829,465

$13,165,480	$25,526,527	$121,163,213
(430,393)	(12,631,066)	(19,107,265)
(13,567)	(20,567)	124,168
(1,791,106)	(1,089,635)	(22,350,651)

$10,930,414	$11,785,259	$79,829,465

13,215,720	16,192,418	113,931,656

—	—	—

—	—	—
$6,481,079	$8,308,136	$19,446,964

903,404	924,514	1,967,672

$7.17	$8.99	$9.88

$7.59	$9.51	$10.46

$117,752	$166,428	$113,025

17,289	19,780	12,576

$6.81	$8.41	$8.99

$4,331,583	$3,037,281	$2,973,617

636,107	367,200	344,305

$6.81	$8.27	$8.64

$—	$273,414	$57,295,859

—	29,478	5,613,239

$—	$9.28	$10.21

The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 29

Statements of Operations
For the Six-Months Period Ended December 31, 2008 (Unaudited)

	Total Return Funds
	Quaker Biotech	Quaker Global	Quaker Small-Cap	Quaker Strategic
	Pharma-Healthcare	Tactical Allocation	Growth Tactical	Growth Fund

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes)	$6,885	$205,644	$1,835	$5,761,445
Interest	9,714	59,536	182	1,991,735
Security lending income	4,522	14,660	—	406,346

Total Income	21,121	279,840	2,017	8,159,526

Expenses:
Investment advisory fees (note 3)	47,644	208,996	4,267	6,810,631
Fund administration, accounting, and transfer agent fees (note 3)	8,177	23,412	1,884	628,398
Custody fees	12,476	25,076	3,790	89,030
Trustee fees and meeting expenses	704	4,444	602	156,019
Legal fees	119	562	93	20,328
Audit fees	3,465	2,000	281	71,678
Distribution Fee — Class A	4,648	27,312	253	1,032,699
Distribution Fee — Class B	1,770	—	—	5,502
Distribution Fee — Class C	12,496	55,562	2,265	759,055
Officers’compensation fees	503	2,579	366	94,328
Registration and filing expenses	4,419	19,667	5,203	127,456
Printing expenses	306	7,579	580	144,018
Dividends on securities sold short	811	—	—	—
Other operating expenses	30,245	13,860	543	66,881

Total expenses	127,783	391,049	20,127	10,006,023

Less:
Investment advisory fees waived & reimbursed (note 3)	4,929	—	—	—

Net expenses	122,854	391,049	20,127	10,006,023

Net investment income (loss)	(101,733)	(111,209)	(18,110)	(1,846,497)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from investments, (excluding short securities)	(41,595)	(21,810,407)	(97,832)	(552,408,437)
Net realized gain from short securities	173,744	62,169	—	3,267,531
Net realized gain (loss) from written options	(17,147)	23,062	—	129,022
Net realized loss from foreign currency transactions	(21,253)	—	—	—
Net unrealized appreciation (depreciation) on investments (excluding short securities)	(1,029,873)	(166,821)	332,829	(213,521,647)
Net unrealized appreciation (depreciation) on short securities	(31,987)	(16,707)	—	(344,315)
Net unrealized appreciation (depreciation) on written options	—	23,154	—	657,978

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(968,111)	(21,885,550)	234,997	(762,219,868)

Net increase (decrease) in net assets resulting from operations	$(1,069,844)	$(21,996,759)	$216,887	$(764,066,365)

Foreign withholding taxes on dividends	$—	$(3,933)	$—	$(93,131)

30 | 2008 SEMI - ANNUAL REPORT

Traditional Funds
Quaker Capital	Quaker Mid-Cap	Quaker Small-Cap
Opportunites Fund	Value Fund	Value Fund

$96,075	$121,097	$645,059
3,661	2,594	7,393
2,193	36,374	115,440

101,929	160,065	767,892

49,201	88,927	503,026
9,120	13,553	52,809
8,535	12,661	17,856
1,103	2,325	8,663
181	336	1,304
638	1,175	4,741
7,697	15,021	32,005
869	1,428	820
21,534	21,240	19,411
747	1,753	6,315
12,096	20,063	16,269
2,703	2,363	9,449
—	—	—
1,072	3,100	6,673

115,496	183,945	679,341

—	3,313	35,617
115,496	180,632	643,724

(13,567)	(20,567)	124,168

(231,839)	(7,093,351)	(12,665,189)
—	—	—
(17,130)	—	—
—	—	—

(2,429,666)	(1,097,410)	(20,308,001)
—	—	—
183,645	—	—

(2,494,990)	(8,190,761)	(32,973,190)

$(2,508,557)	$(8,211,328)	$(32,849,022)

$(1,893)	$(293)	$(4,794)

The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 31

Statements of Changes in Net Assets
For the Six-Months Period Ended December 31, 2008 (Unaudited)

	Total Return Funds
	Quaker Biotech	Quaker Global	Quaker Small-Cap	Quaker Strategic
	Pharma-Healthcare	Tactical Allocation	Growth Tactical Allocation	Growth Fund

For the Period Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment gain (loss)	$(101,733)	$(111,209)	$(18,110)	$(1,846,497)
Net realized gain (loss) from investment transactions and foreign currency transactions	93,749	(21,725,176)	(97,832)	(549,011,884)
Change in net unrealized appreciation (depreciation) on investments	(1,061,860)	(160,374)	332,829	(213,207,984)

Net increase (decrease) in net assets resulting from operations	$(1,069,844)	$(21,996,759)	$216,887	$(764,066,365)

Distributions to shareholders from
Net realized capital gain — Class A	—	—	—	(72,873,708)
Net realized capital gain — Class B	—	—	—	(57,779)
Net realized capital gain — Class C	—	—	—	(15,343,584)
Net realized capital gain — Institutional Class	—	—	—	(5,486,553)

Total Distributions	—	—	—	(93,761,624)

Capital share transactions
Increase (Decrease) in net assets from fund share transactions (note 10)	(1,129,386)	14,342,408	4,325,940	(64,689,355)

Total increase (decrease) in net assets	(2,199,230)	(7,654,351)	4,542,827	(922,517,344)

NET ASSETS:
Beginning of period	6,636,001	41,111,030	—	1,590,773,136

End of period	$4,436,771	$33,456,679	$4,542,827	$668,255,792

Accumulated net investment gain (loss), at end of period	$(101,733)	$(111,209)	$(18,110)	$(1,846,497)

For the Fiscal Year Ended June 30, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	(127,002)	(71,990)	—	(4,407,347)
Net realized gain (loss) from investment transactions and foreign currency transactions	325,304	(264,229)	—	104,197,303
Change in net unrealized appreciation (depreciation) on investments	89,553	325,267	—	105,303,085

Net increase (decrease) in net assets resulting from operations	$287,855	$(10,952)	$—	$205,093,041

Distributions to shareholders from
Return of Capital — Class A	—	—	—	—
Return of Capital — Class B	—	—	—	—
Return of Capital — Class C	—	—	—	—
Net realized capital gain — Class A	(429,282)	—	—	(67,714,263)
Net realized capital gain — Class B	(79,799)	—	—	(1,428,000)
Net realized capital gain — Class C	(359,911)	—	—	(12,971,793)
Net realized capital gain — Institutional Class	—	—	—	(2,185,702)

Total Distributions	(868,992)	—	—	(84,299,758)

Capital share transactions
Increase (Decrease) in net assets from fund share transactions (note 10)	(2,710,158)	41,121,982	—	702,673,915

Total increase (decrease) in net assets	(3,291,295)	41,111,030	—	823,467,198

NET ASSETS:
Beginning of period	9,927,296	—	—	767,305,938

End of period	$6,636,001	$41,111,030	$—	$1,590,773,136

Accumulated net investment gain, at end of period	$—	$—	$—	$—

32	| 2008 SEMI - ANNUAL REPORT

Traditional Funds
Quaker Capital	Quaker Mid-Cap	Quaker Small-Cap
Opportunites Fund	Value Fund	Value Fund

$(13,567)	$(20,567)	$124,168

(248,969)	(7,093,351)	(12,665,189)
(2,246,021)	(1,097,410)	(20,308,001)

$(2,508,557)	$(8,211,328)	$(32,849,022)

(3,722)	—	(17,758)
(83)	—	(105)
(2,922)	—	(3,000)
—	—	(45,050)

(6,727)	—	(65,913)

796,034	(3,901,417)	56,522,885

(1,719,250)	(12,112,745)	23,607,950

12,649,664	23,898,004	56,221,515

$10,930,414	$11,785,259	$79,829,465

$(13,567)	$(20,567)	$124,168

(65,274)	(461,704)	(310,800)
612,920	(5,389,979)	(3,347,651)
(987,589)	(16,379,274)	(12,130,653)

$(439,943)	$(22,230,957)	$(15,789,104)

(48,738)	—	—
(2,717)	—	—
(43,510)	—	—
(1,226,105)	(5,313,611)	(6,162,955)
(68,366)	(42,910)	(103,203)
(1,094,572)	(454,807)	(1,833,492)
—	(64,360)	(4,724,536)

(2,484,008)	(5,875,688)	(12,824,186)

(1,488,021)	(102,825,159)	(6,549,245)

(4,411,972)	(130,931,804)	(35,162,535)

17,061,636	154,829,808	91,384,050

$12,649,664	$23,898,004	$56,221,515

$—	$—	$—

The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 33

Financial Highlights
Quaker Biotech Pharma-Healthcare Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.58	$12.45	$12.50	$12.30	$13.64	$11.83

Income From Investment Operations
Net investment loss(2)	(0.15)	(0.14)	(0.11)	(0.11)	(0.19)	(0.28)
Net realized and unrealized gain (loss) on investments	(1.49)	0.55	1.34	0.37	(0.22)	2.80

Total from investment operations	(1.64)	0.41	1.23	0.26	(0.41)	2.52

Distributions to shareholders from:
Net realized capital gain	—	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)

Total distributions	—	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)

Net asset value, end of period	$9.94	$11.58	$12.45	$12.50	$12.30	$13.64

Total Return(3)	(14.16)%	3.40%	9.51%	2.14%	(3.22)%	21.97%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,239	$3,423	$5,149	$14,324	$15,295	$9,908
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.47%	2.64%	2.34%	2.19%	2.31%	2.41%
After expense reimbursement and waived fees	3.32%	2.49%	2.34%	2.19%	2.31%	2.41%
Ratio of net investment loss to average net assets	(2.66)%	(1.11)%	(0.88)%	(0.79)%	(1.56)%	(2.15)%
Portfolio turnover rate	158.79%	280.63%	117.35%	199.35%	272.82%	139.37%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
34  |  2008 SEMI - ANNUAL REPORT

	Class B
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.00	$11.97	$12.15	$12.04	$13.47	$11.77

Income From Investment Operations
Net investment loss(2)	(0.19)	(0.24)	(0.20)	(0.20)	(0.29)	(0.37)
Net realized and unrealized gain/loss on investments	(1.42)	0.55	1.30	0.37	(0.21)	2.78

Total from investment operations	(1.61)	0.31	1.10	0.17	(0.50)	2.41

Distributions to shareholders from:
Net realized capital gain	—	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)

Total distributions	—	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)

Net asset value, end of period	$9.39	$11.00	$11.97	$12.15	$12.04	$13.47

Total Return(3)	(14.64)%	2.67%	8.67%	1.43%	(3.95)%	21.12%

Ratios/supplemental data
Net asssets, end of period (000’s omitted)	$204	$0,461	$0,837	$1,131	$1,238	$1,761
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	4.38%	3.39%	3.09%	2.94%	3.06%	3.16%
After expense reimbursement and waived fees	4.23%	3.24%	3.09%	2.94%	3.06%	3.16%
Ratio of net investment loss to average net assets	(3.59)%	(2.07)%	(1.63)%	(1.54)%	(2.31)%	(2.90)%
Portfolio turnover rate	158.79%	280.63%	117.35%	199.35%	272.82%	139.37%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 35

Financial Highlights
Quaker Biotech Pharma-Healthcare Fund
(For a Share Outstanding Throughout the Period)

	Class C
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.01	$11.98	$12.16	$12.05	$13.48	$11.78

Income From Investment Operations
Net investment loss(2)	(0.19)	(0.22)	(0.20)	(0.20)	(0.28)	(0.37)
Net realized and unrealized gain (loss) on investments	(1.42)	0.53	1.30	0.37	(0.22)	2.78

Total from investment operations	(1.61)	0.31	1.10	0.17	(0.50)	2.41

Distributions to shareholders from:
Net realized capital gain	—	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)

Total distributions	—	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)

Net asset value, end of period	$9.40	$11.01	$11.98	$12.16	$12.05	$13.48

Total Return(3)	(14.62)%	2.67%	8.67%	1.43%	(3.95)%	21.11%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,994	$2,752	$3,942	$3,802	$4,038	$4,084
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	4.47%	3.40%	3.09%	2.94%	3.06%	3.16%
After expense reimbursement and waived fees	4.32%	3.25%	3.09%	2.94%	3.06%	3.16%
Ratio of net investment loss to average net assets	(3.70)%	(1.93)%	(1.63)%	(1.54)%	(2.31)%	(2.90)%
Portfolio turnover rate	158.79%	280.63%	117.35%	199.35%	272.82%	139.37%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
36 | 2008 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the	Year
	period July 1, 2008	Ended
	to December 31,	June 30,
	2008(1)	2008

Net asset value, beginning of period	$10.19	$10.00

Income from investment operations
Net investment loss(2)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.89)	0.21

Total from investment operations	(4.90)	0.19

Net asset value, end of period	$5.29	$10.19

Total Return(3)	(48.09)%	1.90%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$21,295	$27,109
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.09%	2.01%
After expense reimbursement and waived fees	2.09%	2.01%
Ratio of net investment loss to average net assets	(0.42)%	(1.20)%
Portfolio turnover rate	302.42%	29.39%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
38 | 2008 SEMI - ANNUAL REPORT

	Class C
	For the	Year
	period July 1, 2008	Ended
	to December 31,	June 30,
	2008(1)	2008

Net asset value, beginning of period	$10.17	$10.00

Income from investment operations
Net investment loss(2)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(4.87)	0.20

Total from investment operations	(4.91)	0.17

Net asset value, end of period	$5.26	$10.17

Total Return(3)	(48.28)%	1.70%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$11,962	$14,002
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.86%	2.76%
After expense reimbursement and waived fees	2.86%	2.76%
Ratio of net investment loss to average net assets	(1.16)%	(1.95)%
Portfolio turnover rate	302.42%	29.39%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
2008 SEMI - ANNUAL REPORT | 39

Financial Highlights
Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

Institutional Class
For the
period July 23, 2008
(Commencement of
Operations) to
December 31,
2008(1)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment loss(2)	(0.02)
Net realized and unrealized loss on investments	(3.98)

Total from investment operations	(4.00)

Net asset value, end of period	$6.00

Total Return(3)	(40.00)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$200
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.86%
After expense reimbursement and waived fees	1.86%
Ratio of net investment loss to average net assets	(0.40)%
Portfolio turnover rate	302.42%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
40 | 2008 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

Class A
For the
period September 30,
2008 (Commencement
of Operations) to
December 31,
2008(1)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment loss(2)	(0.08)
Net realized and unrealized loss on investments	(0.49)

Total from investment operations	(0.57)

Net asset value, end of period	$9.43

Total Return(3)	(5.70)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,111
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	4.26%
After expense reimbursement and waived fees	4.26%
Ratio of net investment loss to average net assets	(3.84)%
Portfolio turnover rate	130.35%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
42 | 2008 SEMI - ANNUAL REPORT

Class C
For the
period September 30,
2008 (Commencement
of Operations) to
December 31,
2008(1)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment loss(2)	(0.10)
Net realized and unrealized loss on investments	(0.48)

Total from investment operations	(0.58)

Net asset value, end of period	$9.42

Total Return(3)	(5.80)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,904
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	4.97%
After expense reimbursement and waived fees	4.97%
Ratio of net investment loss to average net assets	(4.52)%
Portfolio turnover rate	130.35%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 43

Financial Highlights
Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

Institutional Class
For the
period September 30,
2008 (Commencement
of Operations) to
December 31,
2008(1)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss(2)	(0.08)
Net realized and unrealized loss on investments	(0.49)

Total from investment operations	(0.57)

Net asset value, end of period	$9.43

Total Return(3)	(5.70)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$528
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	4.26%
After expense reimbursement and waived fees	4.26%
Ratio of net investment loss to average net assets	(3.73)%
Portfolio turnover rate	130.35%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
44 | 2008 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$28.45	$25.69	$24.12	$22.44	$20.71	$16.67

Income from investment operations
Net investment income (loss)(2)	(0.03)	(0.09)	0.06	0.05	(0.16)	(0.27)
Net realized and unrealized gain (loss) on investments	(14.00)	5.50	1.07	2.98	2.88	4.31

Total from investment operations	(14.03)	5.41	4.13	3.03	2.72	4.04

Distributions to shareholders from:
Net investment income	—	—	(0.09)	—	—	—
Net realized capital gain	(1.98)	(2.65)	(2.47)	(1.35)	(0.99)	—

Total distributions	(1.98)	(2.65)	(2.56)	(1.35)	(0.99)	—

Net asset value, end of period	$12.44	$28.45	$25.69	$24.12	$22.44	$20.71

Total Return(3)	(49.16)%	22.22%	18.68%	13.66%	13.36%	24.24%

Ratios/supplemental data
Net asssets, end of period (000’s omitted)	$523,087	$1,244,922	$629,531	$901,498	$530,271	$307,744
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.82%	1.80%	1.90%	1.90%	2.04%	2.16%
After fees paid indirectly through commission recapture	1.82%	1.80%	1.90%	1.86%	1.99%	2.16%
Ratio of net investment income (loss) to average net assets	(0.26)%	(0.34)%	0.23%	0.20%	(0.73)%	(1.41)%
Portfolio turnover rate	219.44%	168.61%	319.28%	185.71%	204.59%	332.70%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
46 | 2008 SEMI - ANNUAL REPORT

	Class B
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$26.74	$24.46	$23.16	$21.76	$20.25	$16.41

Income from investment operations
Net investment loss(2)	(0.10)	(0.29)	(0.12)	(0.13)	(0.31)	(0.40)
Net realized and unrealized gain (loss) on investments	(13.14)	5.22	3.89	2.88	2.81	4.24

Total from investment operations	(13.24)	4.93	3.77	2.75	2.50	3.84

Distributions to shareholders from:
Net realized capital gain	(1.98)	(2.65)	(2.47)	(1.35)	(0.99)	—

Total distributions	(1.98)	(2.65)	(2.47)	(1.35)	(0.99)	—

Net asset value, end of period	$11.52	$26.74	$24.46	$23.16	$21.76	$20.25

Total Return(3)	(49.35)%	21.32%	17.77%	12.77%	12.56%	23.40%

Ratios/supplemental data
Net asssets, end of period (000’s omitted)	$391	$6,020	$14,429	$15,999	$16,106	$16,186
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.42%	2.57%	2.65%	2.65%	2.79%	2.91%
After fees paid indirectly through commission recapture	2.42%	2.57%	2.65%	2.61%	2.74%	2.91%
Ratio of net investment loss to average net assets	(1.03)%	(1.17)%	(0.52)%	(0.55)%	(1.48)%	(2.16)%
Portfolio turnover rate	219.44%	$168.61%	319.28%	185.71%	204.59%	332.70%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 47

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$26.61	$24.36	$23.07	$21.68	$20.18	$16.36

Income from investment operations
Net investment loss(2)	(0.09)	(0.27)	(0.12)	(0.12)	(0.31)	(0.41)
Net realized and unrealized gain (loss) on investments	(13.08)	5.17	3.88	2.86	2.80	4.23

Total from investment operations	(13.17)	4.90	3.76	2.74	2.49	3.82

Distributions to shareholders from:
Net realized capital gain	(1.98)	(2.65)	(2.47)	(1.35)	(0.99)	—

Total distributions	(1.98)	(2.65)	(2.47)	(1.35)	(0.99)	—

Net asset value, end of period	$11.46	$26.61	$24.36	$23.07	$21.68	$20.18

Total Return(3)	(49.33)%	21.29%	17.80%	12.77%	12.55%	23.35%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$101,856	$213,194	$108,241	$98,224	$66,958	$37,559
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.57%	2.55%	2.65%	2.65%	2.79%	2.91%
After fees paid indirectly through commission recapture	2.57%	2.55%	2.65%	2.61%	2.74%	2.91%
Ratio of net investment loss to average net assets	(1.01)%	(1.09)%	(0.52)%	(0.55)%	(1.48)%	(2.16)%
Portfolio turnover rate	219.44%	168.61%	319.28%	185.71%	204.59%	332.70%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
48 | 2008 SEMI - ANNUAL REPORT

	Institutional Class
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$29.03	$26.09	$24.47	$22.70	$20.88	$16.76

Income from investment operations
Net investment income (loss)(2)	(0.00) *	(0.03)	0.12	0.11	(0.10)	(0.22)
Net realized and unrealized gain (loss) on investments	(14.29)	5.62	4.13	3.01	2.91	4.34

Total from investment operations	(14.29)	5.59	4.25	3.12	2.81	4.12

Distributions to shareholders from:
Net investment income	—	—	(0.16)	—	—	—
Net realized capital gain	(1.98)	(2.65)	(2.47)	(1.35)	(0.99)	—

Total distributions	(1.98)	(2.65)	(2.63)	(1.35)	(0.99)	—

Net asset value, end of period	$12.76	$29.03	$26.09	$24.47	$22.70	$20.88

Total Return(3)	(49.07)%	22.58%	18.95%	13.91%	13.69%	24.58%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$42,922	$126,637	$15,105	$41,280	$32,506	$14,767
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.55%	1.54%	1.65%	1.65%	1.79%	1.91%
After fees paid indirectly through commission recapture	1.55%	1.54%	1.65%	1.61%	1.74%	1.91%
Ratio of net investment income (loss) to average net assets	(0.02)%	(0.09)%	0.48%	0.45%	(0.48)%	(1.16)%
Portfolio turnover rate	219.44%	168.61%	319.28%	185.71%	204.59%	332.70%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 49

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.24	$11.30	$11.07	$11.29	$11.45	$9.05

Income from investment operations
Net investment income (loss)(2)	0.00 *	0.02	0.02	(0.05)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.07)	(0.26)	1.01	0.85	1.19	2.64

Total from investment operations	(2.07)	(0.24)	1.03	0.80	1.07	2.51

Distributions to shareholders from:
Net realized capital gain	(0.00) *	(1.75)	(0.80)	(1.02)	(1.23)	(0.11)
Return of capital	—	(0.07)	—	—	—	—

Total distributions	—	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)

Net asset value, end of period	$7.17	$9.24	$11.30	$11.07	$11.29	$11.45

Total Return(3)	(22.35)%	(3.63)%	9.67%	7.05%	9.66%	27.83%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$6,481	$7,007	$8,016	$12,482	$11,970	$7,250
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.87%	1.59%	1.76%	1.72%	1.95%	1.98%
After expense reimbursement and waived fees	1.87%	1.59%	1.76%	1.67%	1.95%	1.98%
Ratio of net investment income (loss) to average net assets	0.06%	0.15%	0.22%	(0.41)%	(1.08)%	(1.12)%
Portfolio turnover rate	28.11%	75.18%	87.48%	129.29%	226.62%	230.58%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
50 | 2008 SEMI - ANNUAL REPORT

	Class B
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.81	$10.92	$10.81	$11.12	$11.38	$9.05

Income from investment operations
Net investment loss(2)	(0.03)	(0.12)	(0.06)	(0.13)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	(1.97)	(0.17)	0.97	0.84	1.18	2.63

Total from investment operations	(2.00)	(0.29)	0.91	0.71	0.97	2.44

Distributions to shareholders from:
Net realized capital gain	(0.00) *	(1.75)	(0.80)	(1.02)	(1.23)	(0.11)
Return of capital	—	(0.07)	—	—	—	—

Total distributions	—	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)

Net asset value, end of period	$6.81	$8.81	$10.92	$10.81	$11.12	$11.38

Total Return(3)	(22.65)%	(4.29)%	8.76%	6.31%	8.80%	27.05%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$118	$0,321	$0,597	$0,886	$1,176	$1,098
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.54%	2.35%	2.51%	2.47%	2.70%	2.73%
After expense reimbursement and waived fees	2.54%	2.35%	2.51%	2.42%	2.70%	2.73%
Ratio of net investment loss to average net assets	(0.68)%	(1.15)%	(0.53)%	(1.16)%	(1.83)%	(1.87)%
Portfolio turnover rate	28.11%	75.18%	87.48%	129.29%	226.62%	230.58%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 51

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class C
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$8.80	$10.92	$10.81	$11.12	$11.38	$9.05

Income from investment operations
Net investment loss(2)	(0.03)	(0.10)	(0.06)	(0.13)	(0.21)	(0.19)
Net realized and unrealized gain (loss) on investments	(1.96)	(0.20)	0.97	0.84	1.18	2.63

Total from investment operations	(1.99)	(0.30)	0.91	0.71	0.97	2.44

Distributions to shareholders from:
Net realized capital gain	(0.00) *	(1.75)	(0.80)	(1.02)	(1.23)	(0.11)
Return of capital	—	(0.07)	—	—	—	—

Total distributions	—	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)

Net asset value, end of period	$6.81	$8.80	$10.92	$10.81	$11.12	$11.38

Total Return(3)	(22.56)%	(4.38)%	8.76%	6.32%	8.80%	27.05%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$4,331	$5,322	$8,449	$11,423	$11,932	$10,757
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.61%	2.34%	2.51%	2.47%	2.70%	2.73%
After expense reimbursement and waived fees	2.61%	2.34%	2.51%	2.42%	2.70%	2.73%
Ratio of net investment loss to average net assets	(0.68)%	(1.01)%	(0.53)%	(1.16)%	(1.83)%	(1.87)%
Portfolio turnover rate	28.11%	75.18%	87.48%	129.29%	226.62%	230.58%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
52 | 2008 SEMI - ANNUAL REPORT

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Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$14.42	$17.84	$15.89	$16.67	$16.03	$10.75

Income From Investment Operations
Net investment loss(2)	(0.00) *	(0.06)	(0.09)	(0.10)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(5.43)	(2.74)	2.37	1.75	2.09	5.41

Total from investment operations	(5.43)	(2.80)	2.28	1.65	2.00	5.28

Distributions to shareholders from:
Net realized capital gain	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Total distributions	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Net asset value, end of period	$8.99	$14.42	$17.84	$15.89	$16.67	$16.03

Total Return(3)	37.66%	(15.92)%	14.51%	10.32%	12.57%	49.12%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,308	$17,118	$135,680	$70,866	$40,198	$30,393
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.98%	1.64%	1.64%**	1.69%**	1.84%**	2.01%**
After expense reimbursement and waived fees	1.94%	1.59%	1.64%**	1.65%**	1.66%**	2.01%**
Ratio of net investment loss to average net assets	(0.05)%	(0.36)%	(0.56)%	(0.60)%	(0.55)%	(0.84)%
Portfolio turnover rate	125.49%	221.17%	74.49%	82.01%	186.72%	134.73%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.

**	The difference between before and after ratios is attributed to fees paid indirectly through commission recapture.
54 | 2008 SEMI - ANNUAL REPORT

	Class B
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.56	$16.93	$15.20	$16.16	$15.69	$10.60

Income from investment operations
Net investment loss(2)	(0.04)	(0.19)	(0.21)	(0.22)	(0.20)	(0.21)
Net realized and unrealized gain (loss) on investments	(5.11)	(2.56)	2.27	1.69	2.03	5.30

Total from investment operations	(5.15)	(2.75)	2.06	1.47	1.83	5.09

Distributions to shareholders from:
Net realized capital gain	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Total distributions	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Net asset value, end of period	$8.41	$13.56	$16.93	$15.20	$16.16	$15.69

Total Return(3)	(37.98)%	(16.49)%	13.72%	9.47%	11.73%	48.02%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$167	$468	$2,273	$2,188	$2,452	$3,055
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.72%	2.53%	2.39%*	2.44%*	2.59%*	2.76%*
After expense reimbursement and waived fees	2.69%	2.48%	2.39%*	2.40%*	2.41%*	2.76%*
Ratio of net investment loss to average net assets	(0.81)%	(1.24)%	(1.31)%	(1.35)%	(1.30)%	(1.59)%
Portfolio turnover rate	125.49%	221.17%	74.49%	82.01%	186.72%	134.73%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	The difference between before and after ratios is attributed to fees paid indirectly through commission recapture.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 55

Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.32	$16.65	$14.96	$15.94	$15.49	$10.47

Income From Investment Operations
Net investment loss(2)	(0.04)	(0.19)	(0.20)	(0.21)	(0.20)	(0.21)
Net realized and unrealized gain (loss) on investments	(5.01)	(2.52)	2.22	1.66	2.01	5.23

Total from investment operations	(5.05)	(2.71)	2.02	1.45	1.81	5.02

Distributions to shareholders from:
Net realized capital gain	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Total distributions	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Net asset value, end of period	$8.27	$13.32	$16.65	$14.96	$15.94	$15.49

Total Return(3)	(37.91)%	(16.53)%	13.67%	9.47%	11.75%	47.95%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,037	$5,801	$14,975	$16,458	$13,379	$9,138
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.74%	2.57%	2.39%*	2.44%*	2.59%*	2.76%*
After expense reimbursement and waived fees	2.70%	2.52%	2.39%*	2.40%*	2.41%*	2.76%*
Ratio of net investment loss to average net assets	(0.79)%	(1.27)%	(1.31)%	(1.35)%	(1.30)%	(1.59)%
Portfolio turnover rate	125.49%	221.17%	74.49%	82.01%	186.72%	134.73%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	The difference between before and after ratios is attributed to fees paid indirectly through commission recapture.
56 | 2008 SEMI - ANNUAL REPORT

	Institutional Class
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$14.87	$18.33	$16.27	$16.98	$16.27	$10.88

Income from investment operations
Net investment gain (loss)(2)	0.01	(0.05)	(0.05)	(0.06)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(5.60)	(2.79)	2.44	1.78	2.12	5.46

Total from investment operations	(5.59)	(2.84)	2.39	1.72	2.07	5.39

Distributions to shareholders from:
Net realized capital gain	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Total distributions	—	(0.62)	(0.33)	(2.43)	(1.36)	—

Net asset value, end of period	$9.28	$14.87	$18.33	$16.27	$16.98	$16.27

Total Return(3)	(37.59)%	(15.70)%	14.85%	10.56%	12.83%	49.54%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$273	$511	$1,902	$1,503	$1,752	$1,672
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.73%	1.63%	1.39%*	1.44%*	1.59%*	1.76%*
After expense reimbursement and waived fees	1.69%	1.59%	1.39%*	1.40%*	1.41%*	1.76%*
Ratio of net investment loss to average net assets	0.21%	(0.30)%	(0.31)%	(0.35)%	(0.30)%	(0.59)%
Portfolio turnover rate	125.49%	221.17%	74.49%	82.01%	186.72%	134.73%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	The difference between before and after ratios is attributed to fees paid indirectly through commission recapture.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 57

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.88	$20.71	$19.51	$19.39	$18.95	$14.17

Income from investment operations
Net investment gain (loss)(2)	0.01	(0.07)	(0.05)	(0.17)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	(4.01)	(3.51)	3.39	3.23	2.39	4.90

Total from investment operations	(4.00)	(3.58)	3.34	3.06	2.25	4.81

Distributions to shareholders from:
Net realized capital gain	(0.00) *	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Total distributions	—	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Net asset value, end of period	$9.88	$13.88	$20.71	$19.51	$19.39	$18.95

Total Return(3)	(28.76)%	(17.86)%	18.22%	16.76%	12.17%	33.97%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$19,447	$27,722	$46,385	$36,735	$21,818	$17,516
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.74%	1.78%	1.82%	1.83%	1.94%	1.68%
After expense reimbursement and waived fees	1.66%	1.70%	1.73%	1.75%	1.94%	1.68%
Ratio of net investment income (loss) to average net assets	0.10%	(0.44)%	(0.27)%	(0.83)%	(0.75)%	(0.52)%

Portfolio turnover rate	64.00%	129.58%	144.26%	129.64%	127.20%	101.86%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
58 | 2008 SEMI - ANNUAL REPORT

	Class B
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.67	$19.38	$18.52	$18.66	$18.43	$13.89

Income from investment operations
Net investment loss(2)	(0.04)	(0.19)	(0.19)	(0.30)	(0.27)	(0.21)
Net realized and unrealized gain (loss) on investments	(3.64)	(3.27)	3.19	3.10	2.31	4.78

Total from investment operations	(3.68)	(3.46)	3.00	2.80	2.04	4.57

Distributions to shareholders from:
Net realized capital gain	(0.00) *	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Total distributions	—	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Net asset value, end of period	$8.99	$12.67	$19.38	$18.52	$18.66	$18.43

Total Return(3)	(28.98)%	(18.53)%	17.31%	15.95%	11.33%	32.93%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$113	$261	$1,023	$1,052	$1,005	$985
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.48%	2.52%	2.57%	2.58%	2.69%	2.43%
After expense reimbursement and waived fees	2.40%	2.44%	2.48%	2.50%	2.69%	2.43%
Ratio of net investment loss to average net assets	(0.73)%	(1.23)%	(1.02)%	(1.58)%	(1.50)%	(1.27)%
Portfolio turnover rate	64.00%	129.58%	144.26%	129.64%	127.20%	101.86%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
The accompanying notes are an integral part of the financial statements.
2008 SEMI - ANNUAL REPORT | 59

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.18	$18.77	$17.99	$18.21	$18.02	$13.56

Income from investment operations
Net investment loss(2)	(0.04)	(0.18)	(0.18)	(0.29)	(0.27)	(0.21)
Net realized and unrealized gain (loss) on investments	(3.50)	(3.16)	3.10	3.01	2.27	4.70

Total from investment operations	(3.54)	(3.34)	2.92	2.72	2.00	4.49

Distributions to shareholders from:
Net realized capital gain	(0.00) *	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Total distributions	—	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Net asset value, end of period	$8.64	$12.18	$18.77	$17.99	$18.21	$18.02

Total Return(3)	(28.99)%	(18.49)%	17.38%	15.91%	11.37%	33.14%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,973	$4,711	$13,436	$9,884	$6,597	$3,914
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.50%	2.52%	2.57%	2.58%	2.69%	2.43%
After expense reimbursement and waived fees	2.41%	2.44%	2.48%	2.50%	2.69%	2.43%
Ratio of net investment loss to average net assets	(0.69)%	(1.17)%	(1.02)%	(1.58)%	(1.50)%	(1.27)%
Portfolio turnover rate	64.00%	129.58%	144.26%	129.64%	127.20%	101.86%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
60 | 2008 SEMI - ANNUAL REPORT

	Institutional Class
	For the
	Six-Months
	period from	Year	Year	Year	Year	Year
	July 1, 2008 to	Ended	Ended	Ended	Ended	Ended
	December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2008(1)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$14.32	$21.19	$19.88	$19.65	$19.14	$14.28

Income from investment operations
Net investment gain (loss)(2)	0.03	(0.03)	—	(0.12)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	(4.14)	(3.59)	3.45	3.29	2.41	4.94

Total from investment operations	(4.11)	(3.62)	3.45	3.17	2.32	4.89

Distributions to shareholders from:
Net realized capital gain	(0.00) *	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Total distributions	—	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)

Net asset value, end of period	$10.21	$14.32	$21.19	$19.88	$19.65	$19.14

Total Return(3)	(28.64)%	(17.62)%	18.44%	17.12%	12.42%	34.27%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$57,296	$23,528	$30,540	$28,727	$26,963	$25,783
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.50%	1.54%	1.57%	1.58%	1.69%	1.43%
After expense reimbursement and waived fees	1.42%	1.46%	1.48%	1.50%	1.69%	1.43%
Ratio of net investment income (loss) to average net assets	0.46%	(0.20)%	(0.02)%	(0.58)%	(0.50)%	(0.27)%
Portfolio turnover rate	64.00%	129.58%	144.26%	129.64%	127.20%	101.86%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

*	Amount less than 0.005 per share.
2008 SEMI - ANNUAL REPORT | 61

Notes to the Financial Statements
Note 1 — Organization
     The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has seven series: Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Small-Cap Growth Tactical Allocation Fund (“Small-Cap Growth Tactical Allocation”), Quaker Strategic Growth Fund (“Strategic Growth”), Quaker Biotech Pharma-Healthcare Fund (“Biotech”), Quaker Capital Opportunities Fund (“Capital Opportunities”) Quaker Mid-Cap Value Fund (“Mid-Cap Value”), and Quaker Small-Cap Value Fund (“Small-Cap Value”), (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below.
     Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Capital Opportunities commenced operations on January 31, 2002. Biotech commenced operations on September 23, 2002. Global Tactical Allocation commenced operations on May 1, 2008. Small-Cap Growth Tactical Allocation commenced operations on October 2, 2008. The investment objective of all of the Funds is to seek to provide long-term growth of capital. Unlike other Funds in the Trust, the investment objective of Global Tactical Allocation and Small-Cap Growth Tactical Allocation is non-fundamental and therefore may be changed by the Board of Trustees without shareholder approval.
     As of September 10, 2008, Biotech shares were closed to new investors and are only available for dividend reinvestment.
     Each Fund offers three or more classes of shares. Strategic Growth, Capital Opportunities, Small-Cap Value, and Mid-Cap Value offer four classes of shares (Class A, Class B, Class C and Institutional Class shares); Biotech offers Class A, Class B and Class C shares; Global Tactical Allocation and Small-Cap Growth Tactical Allocation offer Class A, Class C and Institutional Class shares.
     Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class B shares bear a contingent deferred sales charge (“CDSC”) that declines to zero once the economic equivalent of a 5.00% sales charge is recovered by the Fund(s) for each investment account, normally after an average of seven years, coupled with additional distribution and servicing fees; Class C shares bear an additional distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment limitations. Class C shares purchased on or after July 1, 2008 will not be subject to a contingent deferred sales charge. The Adviser has the ability to waive the minimum investment for Institutional Class shares at its discretion.
Note 2 — Summary of Significant Accounting Policies and Other Information
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
     A. Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.
     The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and have established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
     Short-term investments are valued at amortized cost, which approximates fair market value.
     B. Federal Income Taxes. It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.
     Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal
62 | 2008 SEMI - ANNUAL REPORT

December 31, 2008 (Unaudited)
income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.
     C. Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.
     Strategic Growth and Biotech make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.
     D. Option Writing. Strategic Growth, Capital Opportunities, Global Tactical Allocation and Biotech may write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
     E. Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.
     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.
     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Fund’s books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.
     F. Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
     G. Expense Allocations. Fund expenses that are not series (fund) specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.
     H. Distributions to Shareholders. Each Fund generally declares dividends annually, payable in December, on a date selected by the Trust’s Board of Trustees (“Board” or “Trustees”). In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.
     I. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     J. Security Loans. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive
2008 SEMI - ANNUAL REPORT | 63

Notes to the Financial Statements
interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.
Note 3 — Investment Advisory Fees and Other Related Party Transactions
     Quaker Funds, Inc. (“QFI”) serves as Investment Advisor to each Fund. Pursuant to separate investment subadvisory agreements, QFI has selected the following persons to serve as sub-advisers:

Fund	Sub-Adviser

Biotech	Sectoral Asset Management, Inc.

Global Tactical Allocation	DG Capital Management, Inc.

Strategic Growth	DG Capital Management, Inc.

Small-Cap Growth Tactical Allocation	Bjurman, Barry and Associates

Capital Opportunities	Knott Capital Management

Mid-Cap Value	Kennedy Capital Management, Inc.

Small-Cap Value	Aronson+Johnson+Ortiz, LP
     The sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.
     Each Fund paid QFI aggregate fees shown in the table below for the six-month period ended December 31, 2008. Amounts are expressed as an annualized percentage of average net assets.

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Biotech	1.45%	0.95%	0.15%

Global Tactical Allocation	1.25%	0.75%	N/A

Small Cap Tactical Allocation	1.00%	0.50%	N/A

Strategic Growth	1.30%	0.75%	N/A

Capital Opportunities	0.925%	0.625%	N/A

Mid-Cap Value	1.05%	0.75%	N/A

Small-Cap Value	1.20%	0.90%	0.08%

For the six-month period ended December 31, 2008, QFI and the sub-advisers earned and reimbursed fees as follows:

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Biotech	$16,428	$26,286	$4,929

Global Tactical Allocation	83,598	125,397	—

Small Cap Tactical Allocation	2,178	2,178	—

Strategic Growth	2,881,421	3,929,210	—

Capital Opportunities	15,957	33,244	—

Mid-Cap Value	25,408	60,834	2,685

Small-Cap Value	125,757	341,652	—

     The sub-adviser to Small-Cap Value has voluntarily waived a portion of its subadvisory fee, resulting in a subadvisory fee rate of 0.85% on the first $25 million of assets of the Fund and 0.80% on all amounts in excess of $25 million, in accordance with the sub-adviser’s “most favored nation” policy that provides for a subadvisory fee based upon a rate no greater than the lowest rate offered by the sub-adviser to another client with a similar investment objective. However, in the event that the investment advisory services provided to that client are terminated, the subadvisory fee rates offered to Small-Cap Value would revert to the contractual fee rate of 0.90% per annum.
     QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Institutional Class of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement, however, it may do so at any time in its sole discretion.
     US Bancorp Fund Services, LLC (“USB”), serves as the Trust’s transfer, dividend paying, and shareholder servicing agent (“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemption of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate of 0.0525% of the aggregate of the Trust’s average daily net assets.
     Brown Brothers Harriman & Co. serves as fund accountant and administrator (the “Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides fund accounting services and administrative services to each Fund.
64 | 2008 SEMI - ANNUAL REPORT

December 31, 2008 (Unaudited)
As compensation for its services, the Administrator receives a fee at the annual rate of 0.025% for accounting and 0.030% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.020% for accounting and 0.025% for administration for over $2 billion of average daily net assets.
     Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for each class of each Fund with the exception of the Institutional Class. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.
     For the six-month period ended December 31, 2008, the Distributor received $185,319 in underwriter concessions from the sale of fund shares.
     QFI has informed the Trust that for the six-month period ended December 31, 2008 it received contingent deferred sales charges from certain redemptions of the Funds’ Class B shares and Class C shares of $1,875 and $84,004, respectively. The respective shareholders pay such charges, which are not expenses of the Funds.
     Commissions paid and recaptured were as follows:

	Commissions	Commissions
Fund	Paid	Recaptured

Global Tactical Allocation	$97,385	$6,801

Strategic Growth	2,283,799	223,501

Under the terms of certain commission recapture agreements with Radnor Research & Trading, the commissions recaptured by the Funds were reflected as realized gain (loss) from investments for the six-month period ended December 31, 2008.
Note 4 — Purchases and Sales of Investments
     For the six-month period ended December 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales

Biotech	$8,104,934	$8,171,402

Global Tactical Allocation	103,645,294	87,984,199

Small-Cap Growth Tactical Allocation	6,173,625	2,605,866

Strategic Growth	1,925,846,712	1,794,179,407

Capital Opportunities	5,559,836	2,879,159

Mid-Cap Value	21,128,808	24,191,876

Small-Cap Value	107,526,741	51,034,573

Note 5 — Options Written
     A summary of option contracts written by the Trust during the six-month period ended December 31, 2008 were as follows:

	Global Tactical Allocation
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	—	$—

Options written	1,094	146,081

Options closed	(341)	(44,570)

Options exercised	—	—

Options expired	—	—

Options outstanding at end of period	753	$101,511

	Strategic Growth
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	—	$—

Options written	31,634	4,122,081

Options closed	(7,653)	(1,127,769)

Options exercised	—	—

Options expired	—	—

Options outstanding at end of period	23,981	$2,994,312

	Capital Opportunities
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	—	$—

Options written	2,478	727,620

Options closed	(60)	(27,510)

Options exercised	—	—

Options expired	—	—

Options outstanding at end of period	2,418	$700,110

2008 SEMI - ANNUAL REPORT | 65

Notes to the Financial Statements
Note 6 — Tax Matters
     As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Unrealized					Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Post-October	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Gains	Carryforward	Capital Loss	Earnings

Biotech	$(80,463)	$—	$—	$—	$(690,433)	$(770,896)

Global Tactical Allocation	245,804	—	—	(184,766)	—	61,038

Small-Cap Growth Tactical Allocation	—	—	—	—	—	—

Strategic Growth	193,779,880	50,714,739	43,046,432	—	—	287,541,051

Capital Opportunities	434,701	—	—	—	(154,483)	280,218

Mid-Cap Value	(241,098)	—	—	(1,558,303)	(3,730,539)	(5,529,940

Small-Cap Value	(2,042,867)	65,909	—	—	(6,441,854)	(8,418,812)

     The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31st.
     Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.
     At June 30, 2008, the capital loss carryovers for the Funds were as follows:

	Capital Loss Carryovers Expiring	Post-October Capital Loss
Fund	2016	Deferred	Utilized

Biotech	$—	$690,433	$219,159

Global Tactical Allocation	184,766	—	—

Small-Cap Growth Tactical Allocation	—	—	—

Capital Opportunities	—	154,483	—

Mid-Cap Value	1,558,303	3,730,539	—

Small-Cap Value	—	6,441,854	—

Note 7 — Distributions to Shareholders
     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.
     The tax character of dividends and distributions paid during the fiscal years of 2008 and 2007 were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
Fund	2008	2007	2008	2007	2008		2007

Biotech	$680,852	$764,958	$188,140	$380,106	$		$

Global Tactical Allocation	—	—	—	—

Small-Cap Growth Tactical Allocation	—	—	—	—

Strategic Growth	36,337,528	59,149,717	47,962,230	36,184,881

Capital Opportunities	159,374	—	2,229,669	1,407,478		$94,965

Mid-Cap Value	2,157,637	2,054,394	3,718,051	412,922

Small-Cap Value	6,624,646	2,553,445	6,199,540	6,116,104

66 | 2008 SEMI - ANNUAL REPORT

December 31, 2008 (Unaudited)
     For the six-month period ended December 31, 2008 (Unaudited)*

		Long term
Fund	Ordinary Income	Capital Gain

Biotech	$—	$—

Global Tactical Allocation	—	—

Small-Cap Growth Tactical Allocation	—	—

Strategic Growth	50,714,910	43,046,714

Capital Opportunities	—	6,727

Mid-Cap Value	—	—

Small-Cap Value	65,913	—

*	Tax information for the period ended December 31, 2008, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.
Note 8 — Fund Share Transactions
     At December 31, 2008, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:
Biotech

	For the Six-Month Period Ended: December 31, 2008				For the Fiscal Year Ended: June 30, 2008
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	225,673	(297,245)	—	225,350	61,233	(214,157)	34,814	295,549
Shares converted from Class B	1,373	—	—	—	—	—		—
Value	$2,773,172	$(3,347,250)	—	—	$729,453	$(2,606,957)	$400,359	—
Value converted from Class B	$14,267	—	—	—	—	—	—	—

Class B
Shares	—	(18,897)	—	21,682	—	(35,011)	7,057	41,952
Shares converted to Class A	—	(1,373)	—	—	—	—	—	—
Value	—	$(185,761)	—	—	—	$(389,953)	$77,345	—
Value converted to Class A	—	(14,267)	—	—	—	—	—	—

Class C
Shares	16,471	(54,365)		212,089	5,843	(113,655)	28,668	249,983
Value	$193,516	$(563,063)	—	—	$71,799	$(1,306,692)	$314,488	—

2008 SEMI - ANNUAL REPORT | 67

Notes to the Financial Statements
Note 8 — Fund Share Transactions (Continued)
Global Tactical Allocation

	For the Six-Month Period Ended: December 31, 2008				For the Fiscal Year Ended: June 30, 2008
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	2,992,554	(1,630,522)	—	4,023,622	2,688,812	(27,222)	—	2,661,590
Value	$19,012,279	$(10,568,949)	—	—	$27,387,600	$(276,660)	—	—

Class C
Shares	1,141,069	(244,672)	—	2,272,949	1,398,133	(21,581)	—	1,376,552
Value	$6,674,091	$(1,401,769)	—	—	$14,235,903	$(224,861)	—	—

Institutional Class
Shares	151,655	(118,417)	—	33,237	—	—	—	—
Value	$1,401,652	$(774,895)	—	—	—	—	—	—

Small-Cap Growth Tactical Allocation

	Since Inception (Inception Date October 2, 2008)				For the Fiscal Year Ended: June 30, 2008
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	119,506	1,731	—	117,775	—	—	—	—
Value	$1,084,679	$(15,226)	—	—	—	—	—	—

Class C
Shares	309,370	(1,075)	—	308,295	—	—	—	—
Value	$2,739,180	$(9,684)	—	—	—	—	—	—

Institutional Class
Shares	55,927	—	—	55,927	—	—	—	—
Value	$526,991	—	—	—	—	—	—	—

Strategic Growth

	For the Six-Month Period Ended: December 31, 2008				For the Fiscal Year Ended: June 30, 2008
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	13,126,414	(20,679,091)	5,643,145	42,036,582	23,957,241	(7,142,524)	2,435,550	43,756,605
Shares converted from Class B	189,509	—	—	—	—	—	—	—
Value	$269,869,479	$(386,025,624)	$68,677,071		$648,254,157	$(188,412,702)	$62,325,712	—
Value converted from Class B	4,535,698	—	—	—	—	—	—	—

Class B
Shares	1,289	(7,617)	4,586	33,925	8,427	(426,478)	53,347	225,176
Shares converted to Class A		(189,509)	—	—	—	—	—	—
Value	$16,904	$(133,529)	$51,687	—	$209,719	$(10,381,956)	$1,288,328	—
Value converted to Class A	—	$(4,535,698)	—	—	—	—	—	—

Class C
Shares	1,692,955	(2,081,459)	1,266,299	8,888,335	3,794,917	(720,382)	492,240	8,010,540
Value	$33,061,283	$(32,006,576)	$14,195,213	—	$96,255,144	$17,878,006	$11,828,538	—

Institutional Class
Shares	2,706,245	(3,902,196)	198,819	3,364,674	3,899,091	(188,911)	72,680	4,361,806
Value	$49,735,167	$(84,642,141)	$2,479,278	—	$102,475,254	$(5,194,238)	$1,895,488	—

68 | 2008 SEMI - ANNUAL REPORT

December 31, 2008 (Unaudited)
Note 8 — Fund Share Transactions (Continued)
Capital Opportunities

	For the Six-Month Period Ended: December 31, 2008				For the Fiscal Year Ended: June 30, 2008
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	229,640	(100,257)	511	903,404	116,828	(191,874)	123,888	758,492
Shares converted from Class B	15,018	—	—	—	—	—	—	—
Value	$1,629,442	$(825,099)	$3,550	—	$1,203,191	$(1,943,199)	$1,263,654	—
Value converted from Class B	$127,920	—	—	—	—	—	—	—

Class B
Shares	—	(4,116)	7	17,289	4,381	(29,648)	7,066	36,416
Shares converted to Class A	—	(15,018)	—	—	—	—	—	—
Value	—	$(30,200)	$47	—	$40,000	$(306,906)	$69,031	—
Value converted to Class A	—	$(127,920)	—	—	—	—	—	—

Class C
Shares	193,828	(162,720)	421	636,107	26,836	(309,345)	113,177	604,578
Value	$1,278,207	$(1,262,694)	$2,781	—	$274,334	$(3,192,737)	$1,104,611	—

Mid-Cap Value

	For the Six-Month Period Ended: December 31, 2008				For the Fiscal Year Ended: June 30, 2008
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	61,405	(331,698)	—	924,514	2,253,496	(9,014,098)	343,238	1,186,980
Shares converted from Class B	7,827	—	—	—	—	—	—	—
Value	$640,399	$(3,734,728)	—	—	$38,065,780	$(136,683,052)	$5,285,860	—
Value converted from Class B	$100,088	—	—	—	—	—	—	—

Class B
Shares	—	(7,827)	—	19,780	1,168	(103,877)	2,953	34,551
Shares converted to Class A	—	(7,827)	—	—	—	—	—	—
Value	—	$(58,117)			$17,481	$(1,661,553)	$42,910	—
Value converted to Class A	—	$(100,088)	—	—	—	—	—	—

Class C
Shares	33,164	(101,294)		367,200	19,079	(506,449)	23,511	435,330
Value	$277,403	$(979,080)	—	—	$288,708	$(7,407,232)	$335,738	—

Institutional Class
Shares	—	$(4,881)	—	29,478	—	(73,466)	4,051	34,359
Value	—	$(47,294)	—	—	—	$(1,174,041)	$64,242	—

2008 SEMI - ANNUAL REPORT | 69

Notes to the Financial Statements
Note 8 — Fund Share Transactions (Continued)
Small-Cap Value

	For the Six-Month Period Ended: December 31, 2008				For the Fiscal Year Ended: June 30, 2008
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	783,192	(819,505)	1,823	1,967,672	684,991	(1,342,085)	414,525	1,996,709
Shares converted from Class B	5,453	—	—	—	—	—	—	—
Value	$10,201,861	$(9,104,122)	$17,441	—	$11,375,346	$(21,931,655)	$5,981,589	—
Value converted from Class B	64,652	—	—	—	—	—	—	—

Class B
Shares	—	(2,582)	12	12,576	36	(39,771)	7,543	20,599
Shares converted to Class A	—	(5,453)	—	—	—	—	—	—
Value	—	$(29,354)	$105	—	$476	$(631,077)	$99,712	—
Value converted from Class A	—	$(64,652)	—	—	—	—	—	—

Class C
Shares	24,575	(67,323)	348	344,305	50,536	(516,099)	136,321	386,705
Value	$225,073	$(643,806)	$2,908	—	$800,354	$(7,132,540)	$1,732,645	—

Institutional Class
Shares	4,773,556	(808,122)	4,542	5,613,239	17,139	(133,258)	317,936	1,643,263
Value	$64,573,693	$(8,765,784)	$44,870	—	$300,874	$(1,869,505)	$4,724,536	—

Note 9 — Recent Accounting Pronouncements
     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.
Note 10 — 5% Shareholders
     As of December 31, 2008, certain Funds had single shareholder and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 5% of the total shares outstanding as detailed below:

	% Shares	Number of
Fund	Outstanding	Accounts

Biotech	5.34%	1

Global Tactical Allocation	—	—

Small-Cap Growth Tactical Allocation	11.60%	2

Strategic Growth	19.25%	1

Capital Opportunities	13.40%	2

Mid-Cap Value	27.51%	2

Small-Cap Value	18.83%	2

70 | 2008 SEMI - ANNUAL REPORT

December 31, 2008 (Unaudited)
Note 11 — Indemnifications
     Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect this risk of loss to be remote.
Note 12 — Securities Lending
     At December 31, 2008, these securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral received is as follows:

	Loaned Securities	Value of	% of
Fund	Marker Value	Cash Collateral	Net Assets

Biotech	$—	$—	%

Global Tactical Allocation	4,149,754	4,255,596	12.71

Small-Cap Growth Tactical Allocation	—	—	—

Strategic Growth	102,046,734	104,349,950	0.64

Capital Opportunities	—	—	—

Mid-Cap Value	2,836,631	2,914,375	24.73

Small-Cap Value	11,739,829	12,157,698	15.23

2008 SEMI - ANNUAL REPORT | 71

Board Consideration of the Investment Advisory and Sub-Advisory Agreements
     The Board of Trustees (the “Board”) of the Quaker Investment Trust (the “Trust”), including a majority of the Independent Trustees, considered two subadvisory agreements, the first between Quaker Funds, Inc (the “Adviser”) and Bjurman, Barry & Associates (“Bjurman”), on behalf of the Small-Cap Growth Tactical Allocation Fund (the “Small-Cap Fund”), and the second between the Adviser and Kennedy Capital Management, LLC (“Kennedy”), on behalf of the Mid-Cap Value Fund (the “Mid-Cap Fund”) (together the “Subadvisory Agreements”). To assist the Board in its consideration of the Subadvisory Agreements, the Adviser provided materials and information about Bjurman and Kennedy, respectively, including information with respect to each sub-adviser’s financial condition, asset management capabilities and organization. The materials and information were provided in advance of and at each in person meeting of the Board. Representatives of Bjurman delivered a presentation as a potential sub-adviser for the Small-Cap Fund at the February 21, 2008 meeting of the Board. Representatives of Kennedy delivered a presentation as a potential replacement for Global Capital Management, the then-existing sub-adviser on the Mid-Cap Fund at the May 1, 2008 meeting of the Board.
     In evaluating the services that Bjurman and Kennedy would provide to the Small-Cap Fund and Mid-Cap Fund, respectively, the Board considered certain information, including, but not limited to, the advisory services provided by Bjurman and Kennedy, including each sub-adviser’s investment management philosophy and technique and each sub-adviser’s methods to ensure compliance with the investment objectives, policies and restrictions of the Small-Cap Fund and Mid-Cap Fund; a description of Bjurman and Kennedy’s personnel, including their duties and qualifications and the amount of time and attention they would devote to the Small-Cap Fund and Mid-Cap Fund, respectively; reports setting forth the financial condition and stability of Bjurman and Kennedy; and a composite showing the performance of accounts currently managed by Bjurman and Kennedy having similar investment objectives, and other funds having similar investment objectives and asset sizes.
     Additionally, the Board considered the reasonableness of Bjurman and Kennedy’s compensation with respect to the Small-Cap Fund and Mid-Cap Fund, respectively. In evaluating the reasonableness of the overall fee arrangements the Board analyzed the fees to be paid to Bjurman and Kennedy by the Adviser as well as the fees paid to the Adviser directly by each Fund. In conducting this analysis, the Board considered certain information, including, but not limited to, a description of the proposed method of computing the fees and possible alternative fee arrangements; comparisons of the proposed fees to be paid by the Small-Cap Fund and Mid-Cap Fund, with fees charged by Bjurman and Kennedy for managing comparable accounts and with fees charged by funds having similar investment objectives; data with respect to the projected expense ratios of the Small-Cap Fund and Mid-Cap Fund, and comparisons with other mutual funds of comparable size; and finally, with respect to Kennedy, a comparison of the investment advisory fee currently paid to Global Capital Management versus the proposed subadvisory fee to be paid to Kennedy.
     Based on its analysis, the Board, including a majority of Independent Trustees, unanimously concluded that overall the nature, extent and quality of services expected to be provided under the Subadvisory Agreements were fair and in the best interests of each Fund and its shareholders. The Subadvisory Agreement with Bjurman became effective on August 27, 2008. The Subadvisory Agreement with Kennedy became effective on September 25, 2008.
72 | 2008 SEMI - ANNUAL REPORT

General Information (Unaudited)
Form N-Q Filing and Proxy Voting Policies and Procedures
     Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
     Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.
2008 SEMI - ANNUAL REPORT | 73

The Quaker Funds are distributed by
Quasar Distributors, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800-220-8888
www.quakerfunds.com

©2009 Quaker® Investment Trust

QUAKER® FUNDS

QKSAR 022009

ITEM 2. CODE OF ETHICS.
     Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable to this filing. This item is only required in an annual report on Form N-CSR.
ITEM 6. INVESTMENTS.
     A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not Applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)
The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act, (17 CFR 270.30a-3(b) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (Signature and Title)*
/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Date:	March 9, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Date:	March 9, 2009

By (Signature and Title)*
/s/ Laurie Keyes
Laurie Keyes
Treasurer

Date:	March 9, 2009

*	Print the name of each signing officer under his or her signature.